As filed with the Securities and Exchange
                                                Commission on September 29, 1998

                                                      Registration No. 333-09153
                                                              File No. 811-07737

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ----------------

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 5       [X]
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 6       [X]

                               THE PURISIMA FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             13100 SKYLINE BOULEVARD
                         WOODSIDE, CALIFORNIA 94062-4547
                    (Address of Principal Executive Offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (415) 851-7925

                                KENNETH L. FISHER
                            13100 Skyline Boulevard.
                         Woodside, California 94062-4547
                     (Name and Address of Agent for Service)

                                    Copy to:
                               David Hearth, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104



It is proposed that this filing will become effective (check appropriate box):

          [X]  Immediately  upon filing  pursuant to paragraph (b)
          |_| On __(date)____, 1998, pursuant to paragraph (b) of Rule 485 |_| 60 days after filing pursuant to paragraph (a)(1)
          |_|  On __(date)____,  pursuant to paragraph (a)(1)
          |_|  75 days after filing pursuant to paragraph (a)(2)
          |_|  On __(date)____, pursuant to paragraph (a)(2) of Rule 485

                               THE PURISIMA FUNDS

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement contains the following documents:

           Facing Sheet

           Contents of Registration Statement

           Cross-Reference sheets for The Purisima Funds

           PART A
           Combined Prospectus for The Purisima Funds

                    The Purisima Total Return Fund
                    The Purisima Pure American Fund
                    The Purisima Pure Foreign Fund



           PART B
           Combined Statement of Additional Information for The Purisima Funds

                    The Purisima Total Return Fund
                    The Purisima Pure American Fund
                    The Purisima Pure Foreign Fund

           PART C
           Other Information
           Signature Page
           Exhibits

                               THE PURISIMA FUNDS

                              CROSS REFERENCE SHEET

     (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A).

                                                               CAPTION OR SUBHEADING IN PROSPECTUS OR
           ITEM NO. ON FORM N-1A                               STATEMENT OF ADDITIONAL INFORMATION
           ---------------------                               --------------------------------------

1.         Cover Page                                          Cover Page

2.         Synopsis                                            "Summary of Expenses and Example" and
                                                               "Prospectus Summary"

3.         Condensed Financial Information                     "Financial Highlights": The Purisima Funds

4.         General Description of Registrant                   The Purisima Funds; Investment Objective;
                                                               Investment Policies and Risk Considerations;
                                                               Investment Limitations

5.         Management of the Fund                              Management; Transfer and Dividend Disbursing
                                                               Agent, Custodian and Independent Accountants

5A.        Management's Discussion of Fund
           Performance

6.         Capital Stock and Other Securities                  Capital Structure; Dividends and Distributions;
                                                               Taxes; Shareholder Reports and Information

7.         Purchase of Securities Being Offered                How to Purchase Shares; Pricing of Fund Shares;
                                                               How to Exchange Shares; Retirement Plans;
                                                               Service and  Distribution Plan

8.         Redemption or Repurchase                            How to Redeem Shares; Pricing of Fund Shares;
                                                               How to Exchange Shares

9.         Legal Proceedings                                   (1)

PART B-INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

                                                               CAPTION OR SUBHEADING IN PROSPECTUS OR
          ITEM NO. ON FORM N-1A                                STATEMENT OF ADDITIONAL INFORMATION
          ---------------------                                --------------------------------------


10.       Cover Page                                           Cover Page

11.       Table of Contents                                    Table of Contents

12.       General Information and History                      (2)

13.       Investment Objectives and Policies                   Additional Investment Information; Investment
                                                               Restrictions

14.       Management of the Fund                               Additional Trust Information

15.       Control Persons and Principal Holders of             Additional Trust Information
          Securities

16.       Investment Advisory and Other Services               Additional Trust Information

17.       Brokerage Allocation and Other Policies              Portfolio Transactions and Brokerage

18.       Capital Stock and Other Securities                   Description of Shares

19.         Purchase, Redemption and Pricing                   Included in the Prospectus under the heading
               of Securities Being Offered                     "How to Purchase Shares," "Pricing of Fund
                                                               Shares," "How to Exchange Shares" and "How to
                                                               Redeem Shares" and in the Statement of Additional
                                                               Information under the headings "Individual
                                                               Retirement Accounts"

20.       Tax Status                                           Included in the Prospectus under the headings
                                                               "Taxes" and "Dividends and Distributions" and in
                                                               the Statement of Additional Information under
                                                               the heading "Taxes" and "Additional Investment
                                                               Information"

21.       Underwriters                                         (1)

22.       Calculation of Performance Data                      Included in the Prospectus under the heading
                                                               "Fund Performance" and in the Statement of
                                                               Additional Information under the heading
                                                               "Performance Information"

23.       Financial Statements                                 Financial Statements

----------------------
(1) Answer negative or inapplicable
(2) Complete answer to Item is contained in the Prospectus

                                                As filed with the Securities and
                                       Exchange Commission on September 29, 1998

                                                      Registration No. 333-09153
                                                              File No. 811-07737



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------











                                     Part A

                               COMBINED PROSPECTUS

                               THE PURISIMA FUNDS

                         The Purisima Total Return Fund
                         The Purisima Pure American Fund
                         The Purisima Pure Foreign Fund













--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               THE PURISIMA FUNDS










                                   PROSPECTUS
















                                                              SEPTEMBER 29, 1998

                         THE PURISIMA TOTAL RETURN FUND
                         THE PURISIMA PURE AMERICAN FUND
                         THE PURISIMA PURE FOREIGN FUND

         The Purisima Funds (the "Trust") is a no-load, open-end management investment company consisting of three separate diversified portfolios (the "Funds"), each of which is a separate mutual fund.

o        THE PURISIMA TOTAL RETURN FUND (the "Total Return Fund")

         The investment objective of this Fund is to produce a high level of total return. The Fund may emphasize investments in common stocks and other equity-type securities, or securities acquired primarily to produce income, or a combination of both, depending on the assessment of market conditions by the Fund's investment adviser. When selecting securities, the Fund's investment adviser will be limited (except as discussed herein) only by its best judgment as to what will help achieve the Fund's investment objective.

o        THE PURISIMA PURE AMERICAN FUND (the "American Fund")

         This Fund seeks to provide investors with a high level of total return. The Fund limits its portfolio to those securities and assets in the domestic component of the Total Return Fund.

o        THE PURISIMA PURE FOREIGN FUND (the "Foreign Fund")

         This Fund seeks to provide investors with a high level of total return. The Fund limits its portfolio to those securities and assets in the foreign component of the Total Return Fund.

         Fisher Investments, Inc. (the "Adviser") serves as the investment adviser to the Funds. Kenneth L. Fisher, founder, Chairman and Chief Executive Officer of Fisher Investments, Inc., manages the investment program of the Funds and is primarily responsible for the day-to-day management of the Funds' investment portfolios.

         This Prospectus sets forth concisely the information about the Funds that you should know before investing. You are advised to read this Prospectus carefully and keep it for future reference.

         A Statement of Additional Information, dated September 29, 1998, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information, which may be revised from time-to-time, contains further information about the Fund and is available, without charge, by writing to the Fund at P.O. Box 5354, Cincinnati, Ohio 45201-5354, or calling 1-800-841-2858.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES  AND  EXCHANGE   COMMISSION  NOR  HAS  THE  SECURITIES  AND  EXCHANGE
COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         There can be no assurance that the investment objective of any Fund will be achieved.

                           The Purisima Funds
                           13100 Skyline Boulevard
                           Woodside, California 94062
                           September 29, 1998

                                TABLE OF CONTENTS



Expense Summary................................................................1

Shareholder Transaction Expenses...............................................1

Annual Operating Expenses......................................................1

Financial Highlights...........................................................3

Adviser Investment Returns.....................................................4

Prospectus Summary.............................................................5

Investment Objectives and Policies.............................................6

Portfolio Securities, Investment Techniques and Related Risks..................8

Principal Investment Limitations..............................................13

Management....................................................................14

Service and Distribution Plan.................................................16

Pricing of Fund Shares........................................................16

How to Purchase Shares........................................................18

How to Exchange Shares........................................................21

How to Redeem Shares..........................................................23

Dividends and Distributions...................................................26

Shareholder Reports and Information...........................................26

Retirement Plans..............................................................27

Taxes.........................................................................27

Capital Structure.............................................................28

Transfer and Dividend Disbursing Agent, Custodian and Independent
  Accountants.................................................................28

Fund Performance..............................................................29

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MAdE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

EXPENSE SUMMARY

         The following information is designed to assist you in understanding the expenses you will bear directly or indirectly as a shareholder of the Funds. Shareholder Transaction Expenses are charges that you pay when buying or selling shares of a Fund. Annual Operating Expenses are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, general Fund administration, shareholder servicing, custody, accounting and other services. The Annual Operating Expenses are the expenses expected to be incurred by a Fund during the current fiscal year. Actual total operating expenses may be higher or lower than those indicated. An example based on the summary is also shown.

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases                None
Maximum Sales Load Imposed on Reinvested Dividends     None
Deferred Sales Load Imposed on Redemptions             None
Redemption Fees*                                       None
Exchange Fees                                          None

* A fee of $9.00 is charged for each wire redemption. Investment advisors, broker-dealers and other financial intermediaries may independently charge additional fees for shareholder transactions (purchases and redemptions) or for other services. Please see their materials for more information.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)


                            TOTAL RETURN FUND     AMERICAN FUND     FOREIGN FUND

Management  Fees                  1.00%             1.50%(1)          1.50%(1)

Rule 12b-1 expenses (2)           0.25%              None              None

Other expenses after
expense reimbursement             0.25%              None              None
                                  -----             -----             -----
Total Fund operating              1.50%             1.50%             1.50%
expenses after expense            =====             =====             =====
reimbursement (3)


(1) The Management Fee for the Pure American and Pure Foreign Funds compensates the Manager for advisory services and other ordinary operating expenses of the Funds, for which the Adviser is responsible. See "Management."

(2) The maximum level of distribution expenses is 0.25% per annum of the Total Return Fund's average net assets. See "Service and Distribution Plan" for further details. The distribution expenses for long-term shareholders may total more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge.

(3) Expenses for the Total Return Fund are based on actual expenses and expense limitations for the fiscal year ended August 31, 1998. Although not required to do so, the Adviser has voluntarily agreed to limit the annual operating expenses of the Total Return Fund to 1.50% (excluding interest, taxes, brokerage and extraordinary expenses). The expense limitation may be terminated or revised at any time. Absent the voluntary limitation for the Total Return Fund, "Other Expenses" would have been 1.46%, and "Total Fund Operating Expenses" would have been 2.71% for the period ended August 31, 1998.

         In subsequent years, overall operating expenses for the Total Return Fund may not fall below the applicable voluntary percentage limitation until the Adviser has been fully reimbursed for fees reduced or expenses paid by it under the Investment Advisory Agreement. The Fund will reimburse the Adviser in the three following years if operating expenses (before reimbursement) are less than the applicable percentage limitation charged to the Fund.

EXAMPLE

                         TOTAL RETURN FUND     AMERICAN FUND      FOREIGN FUND

         One Year              $ 15                 $ 15              $ 15

         Three Years           $ 47                 $ 47              $ 47

         Five Years            $ 82                  NA                NA

         Ten Years             $178                  NA                NA



         The example assumes that the annual operating expenses of each Fund is limited to the total shown. The example should not be considered a representation of past or future expenses. Actual Fund expenses for the Total Return Fund may be greater or less than those shown. The assumption of a 5% return, as used in the example above, is required by the Securities and Exchange Commission's regulations. The 5% assumption is applicable to all mutual funds and does not represent the projected or actual performance of any Fund.

FINANCIAL HIGHLIGHTS

         The financial information below for the year ended August 31, 1998 and for the period from October 28, 1996 (inception) to August 31, 1997 has been audited by PricewaterhouseCoopers LLP, independent accountants, whose unqualified report covering the period indicated below is incorporated by reference herein and appears in the annual report to shareholders. The table should be read in conjunction with the financial statements and related notes incorporated by reference in the Statement of Additional Information. Further information about the Fund's performance is contained in its annual report, which may be obtained without charge by writing or calling the address or telephone on the cover page.

For a share outstanding through the period:


                                                  Year         Oct. 28, 1996*
The Purisima                                      ended             to
Total Return Fund                             Aug. 31, 1998    Aug. 31, 1997
-----------------                             -------------    --------------

Net Asset Value, Beginning of Period             $ 11.87          $10.00

Income from Investment Operations:
Net Investment Income                               0.02            0.02

Net Realized and Unrealized
Gains on Investments                                0.60            1.85

Total from Investment Operations                    0.62            1.87

Less Distributions:
Dividends From Net Investment Income               (0.02)           --

Net Asset Value, End of Period                   $ 12.47          $11.87

Total Return                                        5.26%          18.70%+

Net Assets at End of Period ('000)               $21,479          $4,236

Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement                        2.71%          20.97%#

After Expense Reimbursement                         1.50%           1.50%#

Ratio of Net Investment Income to Average
Net Assets (Net of Expense Reimbursement)           0.28%           0.56%#

Portfolio Turnover Rate                            15.89%           1.35%+

* Commencement of operations
+ Not annualized
# Annualized

ADVISER INVESTMENT RETURNS

         Set forth in the following table is certain performance data provided by the Adviser relating to the performance record of the Adviser for the domestic and foreign components of the Total Return Fund, each of which used the respective investment objective, policies and restrictions specified in this prospectus for the American Fund and the Foreign Fund. The Adviser separately managed the domestic and foreign components of the Total Return Fund. The accounts represented by each component were the only accounts managed by the Adviser with full regard for the policies and restrictions that apply to the American Fund and the Foreign Fund. The results presented are not intended to predict or suggest the return to be experienced by the American or Foreign Funds or the return an investor might achieve by investing in the American or Foreign Funds.

INVESTMENT RETURNS

                                                            Avg. Annual Return
                                                              from Inception
                                    12 months                (Oct. 28, 1996)
                                      ended                      through
                                 August 31, 1998             August 31, 1998
                                 ---------------             ---------------
Domestic component
of Total Return Fund                 15.65%                       43.34%
S&P 500                               8.06%                       33.77%
--------------------------------------------------------------------------------

Foreign component
of Total Return Fund                 -6.84%                       7.21%
MSCI EAFE                            -0.16%                       3.06%
--------------------------------------------------------------------------------

         Please read the following important notes concerning the performance information:

         1. The results account for both income and capital appreciation or depreciation (total return). Returns are net of all applicable fees and expenses (no fees or expenses apply to the indexes).

         2. Investors should note that the American and Foreign Funds will compute and disclose their average annual compounded rate of return using the standard formula set forth in Securities and Exchange Commission ("SEC") rules, which differs in certain respects from returns noted above. However, the Adviser does not believe that the differences are material. The SEC total return and calculation method calls for computation and disclosure of an average annual compounded rate of return for one-, five- and ten-year periods or shorter periods from inception. The SEC formula provides a rate of return that equates a hypothetical initial investment of $1,000 to an ending redeemable value. The returns shown above are net of advisory fees in accordance with the SEC calculation formula, which requires that returns shown be net of advisory fees as well as all other applicable Fund operating expenses.

         3. All Fund level fees and expenses and cash for the Total Return Fund are apportioned pro rata according to relative net assets of the two components of the Total Return Fund.

         4. The Standard & Poor's 500 Stock Index ("S&P 500) is an unmanaged index composed of 500 widely held common stocks listed on the NYSE, AMEX and OTC markets. The Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE") is an unmanaged capitalization-weighted index that includes all major developed world stock markets except those in North America.

PROSPECTUS SUMMARY

         GENERAL. The Purisima Funds (the "Trust") is a Delaware business trust organized on June 27, 1996, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Purisima offers investors three no-load diversified mutual funds:
The Purisima Total Return Fund, The Purisima Pure American Fund and The Purisima Pure Foreign Fund. Each Fund has its own investment objective and policies. See "Investment Objectives and Policies" for a full discussion.

         THE INVESTMENT ADVISER. The Adviser, Fisher Investments, Inc., is a registered investment adviser organized as a California corporation in 1986. The adviser managed approximately $2 billion for corporations, pension plans, endowments, foundations, governmental agencies and individuals as of September 1998. Kenneth L. Fisher, the founder, Chairman and Chief Executive Officer of the Adviser controls the Adviser. The adviser manages the investment program for the Funds and is primarily responsible for the day-to-day management of the Funds' portfolio. See "Management."

         MANAGEMENT FEE. The Adviser receives a fee accrued daily and paid monthly at the annual rate of 1.00% of daily net assets for the Total Return Fund for advisory services, and 1.50% for the American Fund and the Foreign Fund for advisory services and other ordinary services and expenses of the Funds. See "Management."

         INVESTMENT RISKS. Like all investments, any investment in a Fund involves certain risks. The securities held by the Funds and the value of the Funds' shares will fluctuate with market and other economic conditions so that investors' shares, when redeemed, may be worth more or less than their original cost. The Total Return Fund and the Foreign Fund invest in securities of foreign companies and present higher risks than mutual funds investing only in U.S. companies.

Investment in any one Fund, or in any combination of Funds, is not intended to constitute a balanced investment program. See "Investment Risks" for a further discussion of certain risks.

         MINIMUM PURCHASE. The minimum initial investment in a Fund is $25,000 (or $2,000 for IRAs).

         OFFERING PRICE. Shares are offered at their net asset value without a sales charge and may be redeemed at their net asset value on any business day. See "How to Purchase Shares" and "How to Redeem Shares."

         DIVIDEND AND DISTRIBUTIONS. Each Fund expects to declare dividends from net investment income--if any--annually and distribute substantially all net realized capital gains--if any--at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently. You may elect to reinvest all income dividends and capital gains distributions in shares of the Fund or in cash as designated on the Purchase Application. If you do not specify an election, dividends and capital gains distributions (net of any required tax withholding) are automatically reinvested in additional shares at the net asset value in effect on the business day after the dividend record date.

         You  may  change  your   election  at  any  time  by  sending   written
notification to the Funds.

INVESTMENT OBJECTIVES AND POLICIES

         GENERAL. The following descriptions are designed to help you choose the Fund that best fits your investment needs. You may want to pursue more than one objective by investing in more than one Fund. There can be no assurance that any objective will be met. In addition, each Fund may use certain types of investments and investment techniques that are described under the caption "Portfolio Securities, Investment Techniques and Related Risks." For a discussion of certain risks associated with an investment in the Funds, including the use of derivatives, see "Investment Risks."

         THE PURISIMA TOTAL RETURN FUND

         The investment objective of the TOTAL RETURN FUND is to seek a high level of total return. The Fund invests in a portfolio allocated between domestic and foreign common stocks, corporate and governmental debt securities, short-term money market instruments and other equity type securities.

         The relative percentages of assets invested in equity, fixed income and money market securities are not fixed and will vary depending on the Adviser's assessment of economic and market conditions. At times, when the investment climate is viewed as favorable, common stocks and other equity-type securities may be emphasized (up to 100% of the Fund's total assets). Conversely, when the Adviser believes that, in light of economic and market conditions, a more defensive position would be appropriate and that the Fund's objective may be more readily attained by investing in fixed income securities and money market investments, these investments will be emphasized (up to 100% of the Fund's total assets). Likewise, the relative percentages of Fund assets invested in U.S. and foreign securities is not fixed, and from time to time the Fund may invest up to 100% of its total assets in U.S. securities, or up to 100% of its total assets (directly and indirectly through depository receipts) in foreign securities.

         In the same manner, and except as discussed below, the Fund may invest in portfolio securities without regard to objective investment criteria such as company size (market capitalization), earnings history, valuation or other factors. At times, the Fund may emphasize securities of small, mid- or large capitalization companies. In addition, at times the Fund may emphasize securities of companies which it believes are undervalued relative to earnings, book value or other factors or companies which it expects to have above-average earnings growth prospects. When selecting securities, the Adviser will, except as otherwise described below, be limited only by its best judgment as to what will help achieve the Fund's investment objective.

         In seeking to achieve the Fund's investment objective, the Adviser divides investment opportunities into a number of categories and allocates the Fund's investments among those categories that it believes may provide the most attractive investment opportunities. The domestic and foreign equity categories are two important categories. Within the foreign equity category, country selection is a high priority, and the Adviser generally approaches country selection on a contrarian basis by avoiding those countries that the Adviser considers to be too popular or "over bought" by investors. Within the domestic equity category, the Adviser evaluates various criteria such as large-capitalization stocks versus small-capitalization stocks, and growth stocks versus value stocks, in an effort to determine which areas may provide the most attractive investment opportunities at that time. From time-to-time, the Fund's portfolio may emphasize heavily either domestic or foreign equities. During other periods, if the Adviser anticipates the potential for poor prospects generally in the U.S. or foreign equity sectors, the Adviser may adopt a more defensive strategy by investing substantially in fixed income securities and money market instruments, or may seek to hedge its portfolio through the use of index put options and other derivative hedging techniques. See "Additional Investment Information" in the Statement of Additional Information.

         THE PURISIMA PURE AMERICAN FUND

         The investment objective of the AMERICAN FUND is to seek a high level of total return. The Fund's holdings are limited to the same domestic portfolio assets held by the Total Return Fund. The Fund invests in a portfolio that may be composed of common stocks and other equity-type securities, corporate and government debt securities and short-term money market instruments. Like the Total Return Fund, the relative percentages of assets invested in equity, fixed-income and money market securities are not fixed and will vary depending on the Adviser's assessment of domestic economic and market conditions. The Fund tends to favor large capitalization stocks; however, the Adviser is free to emphasize small capitalization stocks. The Adviser is limited only by its best judgment as to what will help achieve the Fund's investment objective. See "Portfolio Securities, Investment Techniques and Related Risks" for the investment instruments this Fund may acquire.

         THE PURISIMA PURE FOREIGN FUND

         The investment objective of the FOREIGN FUND is to seek a high level of total return. The Fund's holdings are limited to the same foreign portfolio assets held by the Total Return Fund. The Fund invests in a portfolio that may be composed of common stocks and other equity-type securities, corporate and government debt securities, and short-term money market instruments. The relative percentages of assets invested in equity, fixed-income and money market securities are not fixed and will vary depending on the Adviser's assessment of global economic and market conditions. The Adviser generally approaches country selection on a contrarian basis by avoiding those countries that the Adviser considers to be too popular or "overbought" by investors. The Adviser is limited only by its best judgment as to what will help achieve the Fund's investment objective. For temporary or defensive purposes this Fund may invest substantially all of its assets in domestic short-term fixed income securities and instruments. See "Portfolio Securities, Investment Techniques and Related Risks" for the investment instruments this Fund may acquire.

PORTFOLIO SECURITIES, INVESTMENT TECHNIQUES AND RELATED RISKS

         The following provides a summary of the securities and techniques used by the Funds. The Statement of Additional Information contains more detailed information about these investments and the risks associated with them.

         EQUITY SECURITIES. The Funds may invest in equity securities, including common stock, preferred stock, convertible securities, warrants, rights and depository receipts. To the extent that a Fund's portfolio is primarily invested in common stocks and other equity-type securities, that Fund's net asset value may be subject to greater fluctuation than a portfolio primarily invested in fixed income securities.

         Each Fund will limit its investments in warrants and rights to no more than 5% of its net assets, valued at the lower of cost or market. Warrants and rights entitle the holder to buy equity securities during a specific period of time. A Fund will make such investments only if the underlying equity securities are deemed appropriate by the Adviser for inclusion in the Fund's portfolio. Warrants and rights acquired by a Fund in units or attached to securities are not subject to these restrictions.

         FIXED INCOME SECURITIES. Each Fund, as appropriate, may invest in fixed income securities issued by domestic or foreign corporations or other entities, or by U.S. or foreign governments or their agencies or instrumentalities. The Foreign Fund will invest in U.S. government or domestic fixed income securities only for temporary or defensive purposes. No Fund is limited as to the maturity of its fixed income investments. Corporate and foreign governmental debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligations (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). The market value of all debt obligations is affected by changes in prevailing interest rates. The market value of such instruments generally reacts inversely to interest rate changes. If prevailing interest rates decline, the market value of debt obligations generally increases. If prevailing interest rates increase, the market value of debt obligations generally decreases. In general, the longer the maturity of a debt obligation, the greater its sensitivity to changes in interest rates.

         In order to reduce the risk of non-payment of principal or interest on these securities, fixed income securities purchased by the Funds will be limited to investment grade fixed income securities. Investment grade securities are those securities which, at the time of purchase, are rated within the four highest rating categories by Moody's Investors Service, Inc. ("Moody's") (Baa or higher), Standard & Poor's Corporation ("S&P") (BBB or higher), or other nationally recognized securities rating organizations, or securities which are unrated but deemed by the Adviser to be comparable in quality to instruments that are so rated. Obligations rated in the lowest of the top four ratings, though considered investment grade, are considered to have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher rated securities. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the security, but such an event will not require the Fund to dispose of the security. See the Statement of Additional Information for a description of applicable debt ratings.

         Fixed income securities in which the Funds may invest include obligations issued by the U.S. government or by any agency, instrumentality or sponsored enterprise thereof supported by the full faith and credit of the U.S. government, the authority of the issuer to borrow from the U.S. Treasury, or the discretionary authority of the U.S. government to purchase the obligations of the agency, instrumentality or enterprise; obligations fully guaranteed as to principal and interest by an agency, instrumentality or sponsored enterprise of the U.S. government; and obligations of U.S. government agencies, instrumentalities or sponsored enterprises which are not guaranteed. The Funds may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A Fund will not invest in mortgage- and asset-backed securities if after the purchase more than 5% of the Fund's net assets would be invested in these securities.

         MONEY MARKET INSTRUMENTS. During times when the Adviser believes that adverse economic or market conditions justify such actions, the Funds may invest temporarily up to 100% of their total assets in short-term, high-quality money market instruments. The Funds may also invest in such instruments pending investment in other types of securities, to meet anticipated redemption requests, and/or to retain the flexibility to respond promptly to changes in market and economic conditions. It is impossible to predict when or for how long the Adviser may employ these strategies.

         Money market instruments are short-term, high-quality debt securities (rated in the top two categories by S&P, Moody's or other nationally recognized securities rating organizations) denominated in U.S. dollars or other freely convertible currency, including short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, U.S. finance company obligations, corporate commercial paper, obligations of banks and repurchase agreements. The Funds' repurchase agreements will be fully collateralized. However, if the seller of the securities fails to pay the agreed-upon repurchase price on the delivery date, a Fund's risks may include the costs of disposing of the collateral and losses that might result from any delays in foreclosing on the collateral. There is no limit on the amount of a Fund's net assets that may be subject to repurchase agreements maturing in seven days or less.

         The Funds' investments in money market instruments may also include securities issued by other investment companies that invest in high quality, short-term debt securities (I.E., money market instruments). In addition to the advisory fees and other expenses the Funds bear directly in connection with its own operations, as a shareholder of another investment company, the Funds would bear their pro rata portion of the other investment company's advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Funds' shareholders.

         SMALLER CAPITALIZATION COMPANIES. The Funds may invest a substantial portion of their assets in companies with modest capitalization, as well as start-up companies. While the Adviser believes that small- and medium-sized companies as well as start-up companies can provide greater growth potential than larger, more mature companies, investing in the securities of these companies also involves greater risk, potential price volatility and cost. These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies. In addition, in many instances, the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies as well as start-up companies may be subject to wider price fluctuations. The spreads between the bid and asked prices of the securities of these companies in the U.S. over-the-counter and other markets typically are larger than the spreads for more actively traded securities. As a result, a Fund could incur a loss if it determined to sell such a security shortly after its acquisition. When making large sales, a Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities.

         Investors should be aware that, based on the foregoing factors, to the extent a Fund invests a significant portion of its assets in the securities of smaller companies, an investment in the Fund may be subject to greater price fluctuations than if it invested primarily in larger, more established companies.

         FOREIGN SECURITIES. The Total Return Fund and Foreign Fund may invest without limitation in securities of foreign issuers through sponsored and unsponsored Depositary Receipts ("DRs"), E.G., American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Continental Depositary Receipts ("CDRs"), or other forms of DRs, and may invest up to 5% (25% for the Foreign Fund) of their net assets at the time of purchase directly in the securities of foreign issuers. DRs are receipts typically issued in connection with a United States or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Unsponsored DRs differ from sponsored DRs in that the establishment of unsponsored DRs is not approved by the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current or reliable as the information for sponsored DRs, and the price of unsponsored DRs may be more volatile.

         Investments in foreign securities involve special risks, costs and opportunities which are in addition to those inherent in domestic investments. Political, economic or social instability of the issuer or the country of issue, the possibility of expropriation or confiscatory taxation, limitations on the removal of assets or diplomatic developments, and the possibility of adverse changes in investment or exchange control regulations are among the inherent risks. Securities of some foreign companies are less liquid, more volatile and more difficult to value than securities of comparable U.S. companies. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Currency fluctuations will affect the net asset value of the Funds irrespective of the performance of the underlying investments in foreign issuers.

         Fixed-income securities that may be purchased by the Funds include debt obligations issued or guaranteed by foreign governments, their subdivisions, agencies or instrumentalities, or by supranational entities that have been constituted by the governments of several countries to promote economic development, such as The World Bank and The Asian Development Bank. Foreign investment in certain foreign government debt is restricted or controlled to varying degrees.

         The Funds may invest in fixed-income securities of issuers located in emerging foreign markets. Such markets generally include every country in the world other than the U.S., Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, Korea and most Western European countries. From time to time, emerging markets have offered the opportunity for higher returns but involve a higher level of risk. Accordingly, the Adviser believes that the ability of the Funds to invest in emerging markets throughout the world may enable the Funds to obtain a wider range of attractive investment opportunities. Emerging market securities include securities issued or guaranteed by governments, their agencies, instrumentalities or central banks ("sovereign debt"); securities of issuers organized and operated to restructure the investment characteristics of sovereign debt; securities of banks and other business entities; and securities denominated in or indexed to currencies of emerging markets. These securities include "Brady Bonds," which afford emerging market countries a means to restructure their outstanding commercial bank debt. Foreign governmental issuers of debt or the governmental authorities that control repayment of the debt may be unable or unwilling to repay principal or pay interest when due and all or a portion of the interest payments and/or principal repayment with respect to Brady Bonds may be uncollateralized.

         Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, such taxes may reduce the net return to shareholders. See "Taxes" in the Statement of Additional Information. Because of these and other factors, the value of securities of foreign companies acquired by the Funds may be subject to greater fluctuation than the value of securities of domestic companies.

         ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days. Certain restricted securities that may be resold to institutional investors under Rule 144A under the Securities Act of 1933 (the "1933 Act") and Section 4(2) commercial paper may be determined to be liquid under guidelines adopted by the Trust's Board of Trustees.

         WHEN-ISSUED SECURITIES. The Funds may invest without limitation in securities purchased on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, these securities may be delivered and paid for at a future date. Purchasing when-issued securities allows a Fund to lock in a fixed price or yield on a security it intends to purchase. However, when a Fund purchases a when-issued security, it immediately assumes the risk of ownership, including the risk of price fluctuation.

         The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of the Fund. Purchasing when-issued securities may involve the additional risk that the yield available in the market when the delivery occurs may be higher, or the market price lower, than that obtained at the time of commitment. Although a Fund may be able to sell these securities prior to the delivery date, it will purchase when-issued securities for the purpose of actually acquiring the securities, unless, after entering into the commitment, a sale appears desirable for investment reasons. When required by SEC guidelines, the Fund will designate permissible liquid assets to secure its outstanding commitments for when-issued securities.

         HEDGING STRATEGIES. The Funds may use various options transactions for the purpose of hedging or earning additional income, which may be deemed speculative. There can be no assurance that such efforts will succeed. A Fund may write (I.E. sell) call and put options, and buy put or call options. These options may relate to particular securities or stock or bond indexes, may or may not be listed on a securities exchange, and may or may not be issued by the Options Clearing Corporation. These options are considered derivative instruments because they derive their value from the performance of underlying assets, interest rates or indices. No Fund will purchase put and call options where the aggregate premiums on its outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default. It is contemplated the Funds' use of options will primarily be limited to options on stock indexes. These options are based on indexes of stock prices that change in value according to the market value of the stocks they include. Some stock index options are based on a broad market index, such as the New York Stock Exchange Composite Index or the Standard & Poor's 500 Composite Index. Other index options are based on a market segment or on stocks in a single industry. Stock index options are traded primarily on securities exchanges. The value of an index option depends primarily on movements in the value of the index rather than in the price of a single security. The primary risks associated with the use of options are: (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the option; (b) the possible inability to control losses by closing its position where a liquid secondary market does not exist; (c) losses caused by unanticipated market movements; and (d) the Adviser's ability to predict correctly the direction of securities prices or the stock market generally, and economic factors. For further discussion of risks involved with the use of options, see "Additional Investment Information - Hedging Strategies" in the Statement of Additional Information.

         PORTFOLIO TURNOVER. In order to achieve a Fund's investment objective, the Adviser will generally purchase and sell securities without regard to the length of time the security has been held. The Adviser intends to purchase a given security whenever it believes it will contribute to the stated objective of the Fund, even if the same security has only recently been sold. A Fund may sell a given security, regardless of how long it has been held in the portfolio, and whether the sale is at a gain or loss, if the Adviser believes that it is appropriate to do so. High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. The annual portfolio turnover for each Fund is currently expected to be less than 100%; however, the Funds do not consider each portfolio turnover rate as a limiting factor.

PRINCIPAL INVESTMENT LIMITATIONS

         Each Fund has adopted certain fundamental investment restrictions that may be changed only with the approval by a majority of its outstanding shares. A list of the Funds' restrictions, both fundamental and nonfundamental, is contained in the Statement of Additional Information. In order to provide a degree of flexibility, each Fund's investment objective, as well as other policies which are not deemed fundamental, may be modified by the trustees without shareholder approval. Any change in a Fund's investment objective may result in the Fund's having investment objectives different from the objective which the shareholder considered appropriate at the time of investment in the Fund. However, no Fund will change its investment objective without written notice to shareholders sent at least 30 days in advance of any such change.


MANAGEMENT

         As a Delaware business trust, the business affairs of the Trust are managed by its Board of Trustees. The trustees establish the Funds' policies and supervise and review the Trust's management. The Trust, on behalf of the Total Return Fund, has entered into an investment management agreement with the Adviser (the "Investment Management Agreement"), pursuant to which the Adviser furnishes continuous investment advisory services to this Fund. The Trust, on behalf of the Pure American and Pure Foreign Funds, has entered into a
Comprehensive Management Agreement with the Adviser (the "Comprehensive Management Agreement"), pursuant to which the Adviser furnishes advisory services and other ordinary services and expenses to the Funds for a single fee. The day-to-day operations of the Funds are administered by the officers of the Trust and by the Adviser pursuant to the terms of the Investment Management Agreement and Comprehensive Management Agreement.

         INVESTMENT ADVISER. Fisher Investments, Inc., 13100 Skyline Boulevard, Woodside, California, 94062-4547, is the Fund's investment adviser. The Adviser supervises and manages the investment portfolio of the Funds and, subject to such policies as the trustees may determine, directs the purchase or sale of investment securities in the day-to-day management of the Funds' investment portfolios. As of September 1998 the Adviser managed approximately $2 billion for large corporations, pension plans, endowments, foundations, governmental agencies and individuals. Kenneth L. Fisher, the founder, Chairman and Chief Executive Officer of the Adviser, controls the Adviser.

         Mr. Fisher serves as the Funds' portfolio manager and as such is primarily responsible for the day-to-day management of the Funds' portfolio. He has served as portfolio manager of the Total Return Fund since its commencement of operations in October 1996. Mr. Fisher has over 20 years of investment management experience. Mr. Fisher began Fisher Investments as a sole proprietorship in 1978 and incorporated the company under the name Fisher Investments, Inc. in 1986.

         THE TOTAL RETURN FUND. Under the Investment Management Agreement, the Adviser, at its own expense and without reimbursement from the Total Return Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for making the investment decisions necessary for managing the Funds and maintaining their organization, and pays the salaries and fees of all officers and trustees of the Trust (except the fees paid to those trustees who are not interested persons of the Trust or the Adviser). For the foregoing, the Adviser receives a monthly fee of 1/12 of 1.00% of the average daily net assets of the Total Return Fund. The Adviser may voluntarily reduce all or a portion of its advisory fee and/or absorb operating expenses that the Funds are obligated to pay from time-to-time. See "Expense Summary." The Investment Management Agreement permits the Adviser to seek reimbursement of any reductions made to its management fee and any payments by the Adviser of operating expenses that the Funds are obligated to pay within the three-year period following such reduction or payment, subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations. See "Additional Trust Information - Investment Adviser" in the Statement of Additional Information for a further discussion.

         THE PURE AMERICAN AND PURE FOREIGN FUNDS. Under the Comprehensive Management Agreement, the Adviser, at its own expense and without reimbursement from the Pure American and Pure Foreign Funds, provides advisory and other ordinary services and expenses, including administration, transfer agency, custody and auditing services. These Funds separately pay brokerage commission, dealer mark-ups, taxes, interest and extraordinary items. For providing these services and expenses, the Pure American Fund and Pure Foreign Fund each pay the Adviser a monthly fee of 1/12 of 1.50% of its average daily net assets. Because this comprehensive fee is intended to cover all ordinary services and expenses, no separate expense limitation has been adopted like with the Total Return Fund.

         This comprehensive fee arrangement requires the Adviser to absorb and pay out of its own resources all operating expenses of these Funds that exceed an annual rate of 1.50%. Newer and smaller mutual funds usually exceed that expense level by a significant amount. However, as these Funds grow and become more economical to operate, the comprehensive fee arrangement has the potential to generate greater profit for the Adviser than the arrangement for the Total Return Fund where fees and expenses are separated.

         The rates of the advisory fees are higher than those paid by most mutual funds. The factors the Adviser considers in determining which brokers or dealers to use for the Funds' portfolio transactions are described in the Statement of Additional Information. Provided the Funds receive prompt execution at competitive prices, the Adviser may consider the sale of the Fund's shares as a factor in selecting broker-dealers.

         ADMINISTRATION. Pursuant to an Administration Agreement (the "Administration Agreement"), Investment Company Administration Corporation, (the "Administrator" or "ICAC"), 2020 East Financial Way, Suite 100, Glendora, California, 91741, acts as administrator for the Funds. The Administrator supervises the overall administration of the Funds including, among other responsibilities, the preparation and filing of documents required for compliance by the Trust with applicable laws and regulations, arranging for the maintenance of books and records of the trust and supervision of other organizations that provide service to the Trust. For its administrative services to the Total Return Fund, the Administrator receives from that Fund a fee, computed daily and payable monthly, based on the Fund's aggregate average net assets at the annual rate of 0.10% of first $200 million of average net assets, 0.05% of next $300 million average net assets, and 0.03% thereafter, subject to an annual minimum of $40,000 per Fund, plus reimbursement of out-of-pocket expenses. The Adviser pays the Administrator's fees out of the comprehensive management fee and the Advisor's own resources for the Pure American Fund and Pure Foreign Fund.

         DISTRIBUTION. First Fund Distributors, Inc. ("First Fund") acts as distributor for the Funds pursuant to a Distribution Agreement between First Fund and the Trust on behalf of the Funds (the "Distribution Agreement"). Shares also may be sold by authorized dealers who have entered into dealer agreements with First Fund or the Trust. First Fund is an affiliate of the administrator. First Fund receives no fee for its distribution services. See "Service and Distribution Plan."

         EXPENSES. In addition to the fees payable under the Investment Management Agreement and the Administration Agreement, the Total Return Fund pays all of its own other expenses, including without limitation: the cost of preparing and printing its registration statement required under the 1933 Act and the 1940 Act and any amendments thereto; the expense of registering shares with the SEC and filing required notifications in the various states; the printing and distribution costs of prospectuses mailed to existing shareholders, reports to shareholders, reports to government authorities and proxy statements; fees paid to trustees who are not interested persons of the Trust or Adviser; interest charges; taxes; legal expenses; association membership dues; auditing services; insurance premiums; brokerage commissions and expenses in connection with portfolio transactions; fees and expenses of the custodian of the Funds' assets; printing and mailing expenses and charges and expenses of dividend disbursing agents, administration and accounting services agents, pricing services, custodians, registrars and stock transfer agents; and payments pursuant to the Service and Distribution Plan. See "Service and Distribution Plan."

         The Adviser pays these expenses for the Pure American and Pure Foreign Funds out of its own resources. These Funds, however, remain separately responsible for brokerage commissions, dealer mark-ups, taxes, interest and extraordinary items approved by a majority of the disinterested Trustees.

SERVICE AND DISTRIBUTION PLAN (Total Return Fund only)

         The Total Return Fund has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate of up to 0.25% of the Fund's average daily net assets.

         Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the Fund as determined by the trustees. Such activities include: advertising; compensation of the Adviser (as distribution coordinator) and distributor, compensation for sales and sales marketing activities of others, such as the Adviser, dealers, distributors or financial institutions; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one that the Fund may finance without a Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. The Adviser may also finance certain distribution activities out of the Adviser's own resources. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. It is possible that in the future payments to the Adviser under the Plan will exceed actual distribution expenses incurred by the Adviser, resulting in a profit for the Adviser.

PRICING OF FUND SHARES

         The price you pay when buying a Fund's shares, and the price you receive when selling (redeeming) a Fund's shares, is the net asset value of the shares next determined after receipt and acceptance of a purchase or redemption request in proper form. No front end sales charge or commission of any kind is added by a Fund upon a purchase and no charge is deducted upon a redemption. The Funds currently charge a $9 fee for each redemption made by wire. See "How to Redeem Shares."

         The per share net asset value of each Fund is determined by dividing the total value of its net assets (meaning its assets less its liabilities) by the total number of its shares outstanding at that time. The net asset value is determined as of the close of regular trading (currently 4:00 p.m. Eastern Time) on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading. This determination is applicable to all transactions in shares of a Fund prior to that time and after the previous time as of which the Fund's net asset value was determined. Accordingly, investments accepted or redemption requests received in proper form prior to the close of regular trading on a day the Exchange is open for trading will be valued as of the close of trading that day, and investments accepted or redemption requests received in proper form after that time will be valued as of the close of the next trading day.

         Investments are considered received only when an investor's check, wired funds or electronically transferred funds are received by a Fund or its agent or subagent. Investments by telephone pursuant to an investor's prior authorization to the Fund to draw on his or her bank account are considered received when the proceeds from the bank account are received by the Fund, which generally takes two to three banking days.

         Securities that are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the closing bid prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review and possible revision by the Adviser. Any modification of the price of a debt security furnished by a pricing service is made pursuant to procedures adopted by the trustees. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser pursuant to guidelines established by the trustees.

HOW TO PURCHASE SHARES

         The Funds are no-load mutual funds, so you may purchase, redeem or exchange shares directly at net asset value without paying a sales charge. Because each Fund's net asset value changes daily, your purchase price will be the next net asset value determined after the Fund, or its agent or subagent, receives and accepts your purchase order. See "Pricing of Fund Shares."

                                                   INITIAL         ADDITIONAL
                                                   MINIMUM          MINIMUM
         TYPE OF ACCOUNT                          INVESTMENT       INVESTMENT
         ---------------                          ----------       ----------

         Regular                                    $25,000          $ 1,000

         Automatic Investment Plan                  $25,000          $   100

         Gift to Minors                             $25,000          $ 1,000

         Individual Retirement
         Account ("IRA")                            $ 2,000          $   100

         Each Fund reserves the right to reject any order for the purchase of its shares or to limit or suspend, without prior notice, the offering of its shares. The required minimum investments may be waived in the case of certain qualified retirement plans. The Funds will not accept your account if you are investing for another person as attorney-in-fact. The Funds also will not accept accounts with a "Power of Attorney" in the registration section of the Purchase Application.

         HOW TO OPEN YOUR ACCOUNT BY MAIL. Please complete the Purchase Application which accompanies this Prospectus. You may duplicate any application or you can obtain additional copies of the Purchase Application and a copy of the IRA Purchase Application from the Funds by calling 1-800-841-2858. (Please complete an IRA Application to establish an IRA.)

Your completed Purchase Application should be mailed directly to:

         The Purisima Funds
         P.O. Box 5354
         Cincinnati, Ohio 45201-5354

To purchase shares by overnight or express mail, please use the following street address:

         The Purisima Funds
         312 Walnut Street, 21st Floor
         Cincinnati, Ohio 45202

         All applications must be accompanied by payment in the form of a check made payable to "The Purisima Funds." All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, credit cards or third party checks will be accepted. When a purchase is made by check and a redemption or exchange is made shortly thereafter, the Funds will delay the mailing of a redemption check for a 15 day holding period. If you contemplate needing access to your investment shortly after purchase, you should purchase the shares by wire as discussed below.

         HOW TO OPEN YOUR ACCOUNT BY WIRE. To avoid redemption delays, you may make purchases by direct wire transfers. To ensure proper credit to your account, please call the Funds at 1-800-841-2858 for instructions prior to wiring funds. Funds should be wired through the Federal Reserve System as follows:

         Star Bank, n.a.
         A.B.A. Number 042000013
         For credit to The Purisima Funds
         Account Number 4864-84413
         For further credit to:
         (The Purisima __________ Fund)
         (investor account number)
         (name or account registration)

         You must promptly complete a Purchase Application and mail it to the Funds at the following address: The Purisima Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Payment of redemption proceeds may be delayed and taxes may be withheld until the Funds receive a properly completed and executed Purchase Application. If you wish to send it via overnight delivery, you may send it to:
The Purisima Funds, 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202. The Funds reserve the right to refuse a telephone transaction if it believes it advisable to do so.

         IF YOU HAVE ANY QUESTIONS, PLEASE CALL THE FUNDS AT 1-800-841-2858.

         HOW TO ADD TO YOUR ACCOUNT BY MAIL. You may make additional investments by mail or by wire in the minimums listed above. When adding to an account by mail, you should send the Funds your check, together with the additional investment form from a recent statement. If this form is unavailable, you should send a signed note giving the full name of the account and the account number. See "Additional Purchase Information" for more information regarding purchases made by check or electronic funds transfer.

         HOW TO ADD TO YOUR ACCOUNT BY ELECTRONIC FUNDS TRANSFER. You may also make additional investments by telephone if you have previously selected this service. By selecting this service, you authorize a Fund to draw on your preauthorized bank account as shown on the records of the Fund and receive the proceeds by electronic funds transfer. Electronic funds transfers may be made commencing ten business days after receipt by the Fund of your request to adopt this service. This time period allows the Fund to verify your bank information. Investments made by telephone in any one account must be in an amount of at least $5,000. Investments made by electronic funds transfer will be effective at the net asset value next computed after receipt by the Fund of the proceeds from your bank account. See "Additional Purchase Information" for more information regarding purchases made by check or electronic funds transfer. This service may be selected by completing the appropriate section on the Purchase Application. Changes to bank information must be made in writing and signed by all registered holders of the account with all signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the National Association of Securities Dealers, Inc. ("NASD") or other eligible guarantor institution. A NOTARY PUBLIC IS NOT AN ACCEPTABLE GUARANTOR. See "Pricing of Fund Shares."

         HOW TO ADD TO YOUR ACCOUNT BY WIRE. For additional investments made by wire transfer, you should use the wiring instructions listed above. Be sure to include your account number. WIRED FUNDS ARE CONSIDERED RECEIVED IN GOOD ORDER ON THE DAY THEY ARE DEPOSITED IN A FUND'S ACCOUNT IF THEY REACH THE FUND'S BANK ACCOUNT BY THE FUND'S CUT-OFF TIME FOR PURCHASES AND ALL REQUIRED INFORMATION IS PROVIDED IN THE WIRE INSTRUCTIONS. THE WIRE INSTRUCTIONS WILL DETERMINE THE TERMS OF THE PURCHASE TRANSACTION.

         AUTOMATIC INVESTMENT PLAN. You may make purchases of shares of a Fund automatically on a regular, monthly basis ($100 minimum per transaction). You must meet the Automatic Investment Plan's (the "Plan's") minimum initial investment of $25,000 before the Plan may be established. Under the Plan, your designated bank or other financial institution debits a preauthorized amount on your account each month and applies the amount to the purchase of Fund shares. The Funds require ten business days after the receipt of your request to initiate the Plan to verify your account information. Generally, the Plan will begin on the next transaction date scheduled by the Funds for the Plan following this ten business day period. The Plan can be implemented with any financial institution that is a member of the Automated Clearing House. No service fee is currently charged by the Funds for participation in the Plan. You will receive a statement on a QUARTERLY basis showing the purchases made under the Plan. A $25 fee will be imposed by the Funds if sufficient funds are not available in your account or your account has been closed at the time of the automatic transaction and your purchase will be canceled. YOU WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY THE FUNDS AS A RESULT.

         When a purchase is made pursuant to the Plan and a redemption or exchange is requested shortly thereafter, the Funds will delay payment of the redemption proceeds or the completion of an exchange for a 15 day holding period. This delay allows the Funds to verify that proceeds used to purchase fund shares will not be returned due to insufficient funds and is intended to protect the remaining investors from loss. You may adopt the Plan at the time an account is opened by completing the appropriate section of the Purchase Application. To establish the Plan after an account is opened, an application may be obtained from the Funds by calling 1-800-841- 2858. In the event you discontinue participation in the Plan, the Funds reserve the right to redeem your Fund account involuntarily, upon 60 days' written notice, if the account's net asset value is $10,000 or less. Redeeming all funds from your account will discontinue your Plan privileges unless otherwise specified.

         PURCHASING SHARES THROUGH OTHER INSTITUTIONS. If you purchase shares through a program of services offered or administered by a broker-dealer, financial institution, or other service provider, you should read the program materials, including information relating to fees, in addition to the Funds' Prospectus. Certain services of the Funds may not be available or may be modified in connection with the program of services provided, and the broker-dealer or financial institution may charge a transaction based fee, commission or other fee on purchases of Fund shares. The Funds may accept requests to purchase additional shares into a broker-dealer street name account only from the broker-dealer. Banks and other financial service providers may be subject to various state laws regarding the services described above, and may be required to register as dealers pursuant to state law.

         Certain broker-dealers, financial institutions, or other service providers that have entered into an agreement with the Trust may enter purchase orders on behalf of their customers by phone, with payment to follow within several days as specified in the agreement. The Funds may effect such purchase orders at the net asset value next determined after receipt of the telephone purchase order. It is the responsibility of the broker-dealer, financial institution, or other service provider to place the order with the Funds on a timely basis. If payment is not received within the time specified in the agreement, the broker-dealer, financial institution, or other service provider could be held liable for any resulting fees or losses.

         ADDITIONAL PURCHASE INFORMATION. The Funds will charge a $25 service fee against your account for any check, wire or electronic funds transfer that is returned unpaid and your purchase will be canceled. YOU WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY THE FUNDS AS A RESULT. In order to relieve you of responsibility for the safekeeping and delivery of stock certificates, the Funds do not issue certificates.

         When a purchase is made by check or electronic funds transfer and a redemption or exchange is requested shortly thereafter, the Funds will delay payment of the redemption proceeds or the completion of an exchange for a 15 day holding period. This delay allows the Funds to verify that proceeds used to purchase Fund shares will not be returned due to insufficient funds and is intended to protect the remaining investors from loss.

HOW TO EXCHANGE SHARES

         Shareholders may exchange ($500 minimum per transaction) all or a portion of their shares in a Fund for shares in the Countrywide Money Market Fund (the "Money Market Fund"). The Money Market Fund is not affiliated with the Trust. You must obtain a copy of the Money Market Fund prospectus from the Funds by calling 1-800-841-2858, and you are advised to read it carefully, before authorizing any investment in shares of the Money Market Fund. See "Additional Exchange Information" regarding telephone exchanges.

         The value to be exchanged and the price of the shares being purchased will be the net asset value next determined by the Funds after receipt and acceptance of proper instructions for the exchange by the Funds or their agent or subagent. If you desire to use the exchange privilege, you should contact the Funds at 1-800-841-2858 for further information about the procedures and effective times for exchanges. Generally, exchange requests received in proper order and accepted by the Funds by 3:00 p.m. (Central Time) on a day during which the Funds' net asset values are determined will be effective that day for both a Fund being purchased and the Fund being redeemed. Please note that when exchanging from the Fund to the Money Market Fund, you will begin accruing income from the Money Market Fund on the day following the exchange. When exchanging less than all the balance from the Money Market Fund to the Fund your exchange proceeds will exclude accrued and unpaid income from the Money Market Fund through the date of exchange. When exchanging your entire balance from the Money Market Fund, accrued income will automatically be exchanged into the Fund when the income is collected from the Money Market Fund, typically after the end of each month. An exchange to and from the Money Market Fund is treated the same as an ordinary sale and purchase for federal income tax purposes and you generally will realize a capital gain or loss when exchanging shares to the Money Market Fund.

         See "Additional Exchange Information" regarding purchases made by check or electronic funds transfer. If you intend to exchange shares soon after their purchase, you should purchase the shares by wire or contact the Funds at 1-800-841-2858 for further information.

         Because of the risks associated with common stock investments, each Fund is intended to be a long-term investment vehicle and not designed to provide  investors  with a means  of  speculating  on  short-term  stock  market movements. In addition, because excessive trading can hurt the Funds' performance and Fund shareholders, the Funds reserve the right to temporarily or permanently terminate, with or without advance notice, the exchange privilege of any investor who makes excessive use of the exchange privilege (E.G., more than four exchanges per calendar year). Your exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges with a "market timer" strategy may be disruptive to the Fund. Contact the Funds for additional information concerning the exchange privilege.

         AUTOMATIC EXCHANGE PLAN. You may make automatic monthly exchanges from the Money Market Fund to a Fund account ($100 minimum per transaction). An exchange from one Fund to another is treated the same as an ordinary sale and purchase for federal income tax purposes and generally, you will realize a capital gain or loss. You must meet the Fund's minimum initial investment requirements before this Plan is established. You may adopt the Plan at the time an account is opened by completing the appropriate section of the Purchase Application. You may obtain an application to establish the Automatic Exchange Plan after an account is open by calling the Funds at 1-800-841-2858.

         ADDITIONAL EXCHANGE INFORMATION. When a purchase is made by check or electronic funds transfer and a redemption or exchange is requested shortly thereafter, the Funds will delay payment of the redemption proceeds or the completion of an exchange for a 15 day holding period. This delay allows the Funds to verify that proceeds used to purchase Fund shares will not be returned due to insufficient funds and is intended to protect the remaining investors from loss.

         Signature guarantees must be signed by an authorized signatory of the bank, trust company, or member firm and "Signature Guaranteed" must appear with the signature.

HOW TO REDEEM SHARES

         You may redeem shares of a Fund at any time. The price at which the shares will be redeemed is the net asset value per share next determined after proper redemption instructions are received by the Fund or its agent or subagent. See "Pricing of Fund Shares." There are no charges for the redemption of shares except that a fee of $9 is charged by the Funds for each wire redemption. Depending upon the redemption price you receive, you may realize a capital gain or loss for federal income tax purposes.

         HOW TO REDEEM BY MAIL. To redeem shares by mail, simply send an unconditional written request to the Funds specifying the number of shares or dollar amount to be redeemed, the name of the Fund, the name(s) on the account registration and the account number. A request for redemption must be signed exactly as the shares are registered. If the amount requested is greater than $25,000, or the proceeds are to be sent to a person other than the recordholder or to a location other than the address of record, each signature must be guaranteed by a commercial bank or trust company in the United States, a member firm of the NASD or other eligible guarantor institution. A NOTARY PUBLIC IS NOT AN ACCEPTABLE GUARANTOR. Guarantees must be signed by an authorized signatory of the bank, trust company, or member firm and "Signature Guaranteed" must appear with the signature. See "Additional Redemption Information" for instructions on redeeming shares in corporate accounts. Additional documentation is required for the redemption of shares held by persons acting pursuant to a Power of Attorney. In case of any questions, contact the Funds in advance.

         The Funds will mail payment for redemptions within seven business days after they receive proper instructions for redemption. However, the Funds will delay payment for a 15 day holding period on redemptions of recent purchases made by check or electronic funds transfer. This allows the Funds to verify that the check will not be returned due to insufficient funds and is intended to protect the remaining investors from loss.

         HOW TO REDEEM BY TELEPHONE. See "Additional Information" regarding telephone redemptions. Shares may be redeemed, in an amount up to $25,000, by calling the Funds at 1- 800-841-2858. Proceeds redeemed by telephone will be mailed to your address, or wired or transmitted by electronic funds transfer to your preauthorized bank account as shown on the records of the Funds. A redemption request in excess of $25,000 must be made in writing and signed by each registered holder of the account with signatures guaranteed by a commercial bank or trust company in the United States, a member of the NASD or other eligible guarantor institution. Any written requests received within 30 days after an address change made by telephone must be accompanied by a signature guarantee and no telephone redemptions will be allowed within 30 days of such a change. A redemption request within that 30 day period must be in writing and signed by each registered holder of the account with signatures guaranteed. Telephone redemptions must be in amounts of $500 or more and may not be made for amounts greater than $25,000.

         In order to arrange for telephone redemptions after your account has been opened or to change the bank account or address designated to receive redemption proceeds, you must send a written request to the Funds. The request must be signed by each registered holder of the account with the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the NASD or other eligible guarantor institution. Further documentation may be requested from corporations, executors, administrators, trustees and guardians.

         Payment of the redemption proceeds for Fund shares redeemed by telephone where you request wire payment will normally be made in federal funds on the next business day. Electronically transferred funds will ordinarily arrive at your bank within two to three banking days after transmission. Once funds are transmitted, the time and receipt are not within the Funds' control. To change the designated account, send a written request with the signatures guaranteed to the Funds. The Funds reserve the right to delay payment for a period of up to seven days after receipt of the redemption request. Once the funds are transmitted, the time of receipt and the availability of the funds are not within the Funds' control. There is currently a $9 fee for each wire redemption. It will be deducted from your account.

         The Funds reserve the right to refuse a telephone redemption or exchange transaction if it believes it is advisable to do so. Procedures for redeeming or exchanging shares of the Fund by telephone may be modified or terminated by the Funds at any time. In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, the Funds have implemented procedures designed reasonably to assure that telephone instructions are genuine. These procedures include: requesting verification of certain personal information; recording telephone transactions; confirming transactions in writing; and restricting transmittal of redemption proceeds to preauthorized designations. Other procedures may be implemented from time-to-time. If these procedures are followed, the Funds and/or the Transfer Agent will not be liable for any loss due to unauthorized or fraudulent transactions.

         You should be aware that during periods of substantial economic or market change, telephone or wire redemptions may be difficult to implement. If you are unable to contact the Funds by telephone, you may also redeem shares by delivering or mailing the redemption request to: The Purisima Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354. If you wish to send the information via overnight delivery, you may send it to: The Purisima Funds, 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202.

         The Funds reserve the right to suspend or postpone redemptions during any period when: trading on the Exchange is restricted, as determined by the SEC, or the Exchange is closed for other than customary weekend and holiday closings; the SEC has by order permitted such suspension; or an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

         ADDITIONAL REDEMPTION INFORMATION. When a purchase is made by check or electronic funds transfer and a redemption or exchange is requested shortly thereafter, the Funds will delay payment of the redemption proceeds or the completion of an exchange for a 15 day holding period. This delay allows the Funds to verify that proceeds used to purchase Fund shares will not be returned due to insufficient funds and is intended to protect the remaining investors from loss.

         Any redemption or transfer of ownership request for corporate accounts will require the following WRITTEN documentation:

         1. A written letter of instruction signed by the required number of authorized officers, along with their respective positions. For redemption requests in excess of $25,000, the written request must be signature guaranteed. A signature guarantee may be obtained from a commercial bank or trust company in the United States, a member firm of the NASD or other guarantor and "Signature Guaranteed" must appear with the signature. A NOTARY PUBLIC IS NOT AN ACCEPTABLE GUARANTOR.

         2. A dated copy of your corporate resolution that states who is empowered to act, transfer or sell assets on behalf of the corporation.

         3. If the corporate resolution is more than 60 days old from the date of the transaction request, a Certificate of Incumbency from the Corporate Secretary which specifically states the officer or officers named in the resolution have the authority to act on the account. The Certificate of Incumbency must be dated within 60 days of the requested transaction. IF THE CORPORATE RESOLUTION CONFERS AUTHORITY ON OFFICERS BY TITLE AND NOT BY NAME, THE CERTIFICATE OF INCUMBENCY MUST NAME THE OFFICER(S) AND THEIR TITLE(S).

         Signature guarantees must be signed by an authorized signatory of the bank, trust company, or member of the firm and "Signature Guaranteed" must appear with the signature.

         When redeeming shares from the Money Market Fund, if you redeem less than all of the balance of your account, your redemption proceeds will exclude accrued and unpaid income through the date of the redemption. When redeeming your entire balance from the Money Market Fund, accrued income will be paid separately when the income is collected and paid from the Money Market Fund, typically at the end of the month.

         The Funds reserve the right to suspend or postpone redemptions during any period when: trading on the Exchange is restricted, as determined by the SEC, or that the Exchange is closed for other than customary weekend and holiday closings; the SEC has by order permitted such suspension; or an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

         Due to the relatively high cost of maintaining small accounts, if your account balance falls below the $25,000 minimum, except for IRA and retirement plan accounts, as a result of a redemption or exchange or if you discontinue the Automatic Investment Plan before your account balance reaches the required minimum, you will be given a 60-day notice to reestablish the minimum balance or activate an Automatic Investment Plan. If this requirement is not met, your account may be closed and the proceeds sent to you. If your account balance in the Money Market Fund is redeemed, accrued interest will be paid at the end of the following month.

         SYSTEMATIC  WITHDRAWAL  PLAN.  The Fund offers a Systematic  Withdrawal
Plan which allows you to designate that a fixed amount (limited to those shareholders with a balance of $100,000 or greater upon commencement of participation in the Plan) be distributed to you at regular intervals. The required redemption ($500 minimum per transaction) takes place on the last business day of the month, but if the day you designate falls on a Saturday, Sunday or legal holiday, the distribution will be made on the prior business day. Any changes made to distribution information must be made in writing and signed by each registered holder of the account with signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the NASD or other eligible guarantor institution. A NOTARY PUBLIC IS NOT AN ACCEPTABLE GUARANTOR.

         The Systematic Withdrawal Plan may be terminated by you at any time without charge or penalty, and the Funds reserve the right to terminate or modify the Systematic Withdrawal Plan upon 60-days' written notice. Withdrawals involve redemption of Fund shares and may result in a gain or loss for federal income tax purposes. An application for participation in the Systematic Withdrawal Plan may be obtained from the Fund by calling 1-800-841-2858.

DIVIDENDS AND DISTRIBUTIONS

         The Funds intend to pay dividends from net investment income, if any, annually and distribute substantially all net realized capital gains, if any, at least annually. The Funds may make additional distributions if necessary to avoid imposition of a 4% excise tax imposed on net income or other tax on undistributed income and gains. You may elect to reinvest all income dividends and capital gains distributions in shares of a Fund or in cash as designated on the Purchase Application. You may change your election at any time by sending written notification to the Funds. The election is effective for distributions with a dividend record date on or after the date that the Funds receive notice of the election. If you do not specify an election, all income dividends and capital gains distributions will automatically be reinvested in full and fractional shares of the relevant Fund. Shares will be purchased at the net asset value in effect on the business day after the dividend record date and will be credited to your account on such date. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. Dividends and capital gains distributions, if any, will reduce the net asset value of the Funds by the amount of the dividend or capital gains distribution, so that a purchase of Fund shares shortly before the record date for a distribution may result in the receipt of taxable income that, in essence, represents a return of capital.

SHAREHOLDER REPORTS AND INFORMATION

         The Funds will provide the following statements and reports to keep you current regarding the status of your investment account:

         CONFIRMATION STATEMENTS. Except for Automatic Investment Plan transactions, after each transaction that affects the account balance or account registration, you will receive a confirmation statement. Participants in the Automatic Investment Plan will receive quarterly confirmations of all automatic transactions.

         ACCOUNT STATEMENTS. All shareholders will receive quarterly account statements.

         FINANCIAL REPORTS. Financial reports are provided to shareholders at least semi-annually. Annual reports will include audited financial statements. To reduce Fund expenses, one copy of each report will be mailed to each taxpayer identification number even though the investor may have more than one account in the Funds.

         If you need information on your account with the Funds or if you wish to submit any applications, redemption requests, inquiries or notifications, you should contact: The Purisima Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354 or call 1-800-841-2858. If you wish to send the information via overnight delivery, you may send it to: The Purisima Funds, 312 Walnut Street, 21st Floor, Cincinnati, Ohio, 45202.

RETIREMENT PLANS

         The Funds have a program under which you may establish an Individual Retirement Account ("IRA") with the Funds and into which you may roll over funds from an existing IRA. You may obtain additional information regarding establishing such an account by calling the Fund at 1-800-841-2858.

         The Funds may be used as investment vehicles for established defined contribution plans, including 401(k), profit-sharing, money purchase pension plans ("Retirement Plans") and Keogh, SEP IRA's. For details concerning Retirement Plans, please call 1-800-841-2858.

TAXES

         The Funds have elected (and the newer Funds intend to elect) and intend to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income and net capital gain that is distributed to shareholders. If in any taxable year a Fund does not qualify as a regulated investment company, all its taxable income will be taxable to the Fund at corporate rates and all its distributions will be taxable to the shareholders as dividends to the extent of the Fund's current and accumulated earnings and profits.

         In years in which a Fund qualifies as a regulated investment company, dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are generally taxable to its shareholders as ordinary income. Distributions of the Fund's net capital gain, when designated as such, are taxable to its shareholders as capital gain (with the capital gains tax rate generally dependent on the Fund's holding period), regardless of how long they have held their Fund shares and whether such distributions are paid in cash or reinvested in additional Fund shares. The Funds provide federal tax information to their shareholders annually, including information about dividends and other distributions paid during the preceding year.

         The Funds will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividend payments and redemption and exchange proceeds if you fail to complete the certification section included as part of the Purchase Application.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Funds and their shareholders. See "Taxes" in the Statement of Additional Information for further discussion. There may be other federal income tax considerations and state or local tax considerations applicable to you as an investor. You therefore are urged to consult your tax adviser regarding any tax-related issues.

CAPITAL STRUCTURE

         The Trust is a business trust established under Delaware law. The Trust was established under a Certificate of Trust dated as of June 25, 1996. The Trust's shares of beneficial interest have a par value of $0.01 per share. Shares of the Trust may be issued in one or more series or "funds" and each fund may have more than one class of shares. The Funds are currently authorized to issue a single class of shares. The Funds' shares may be issued in an unlimited number by the trustees of the Trust.

         Shares issued by the Funds have no preemptive, conversion or subscription rights. Each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share is entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Funds and to the net assets of the Funds upon liquidation or dissolution. Each Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (E.G., approval of the Investment Management Agreement). The Funds and all future series of the Trust will vote as a single class on matters affecting all series of the Trust (E.G., election or removal of trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of trustees can, if they so choose, elect all of the trustees of the Trust. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by trustees at their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of trustees pursuant to the provisions of Section 16(c) of the 1940 Act.

TRANSFER AND DIVIDEND DISBURSING AGENT, CUSTODIAN AND INDEPENDENT ACCOUNTANTS

         Countrywide  Fund  Services,   Inc.  312  Walnut  Street,  21st  Floor,
Cincinnati, Ohio, 45202, has been retained to act as the Funds' Transfer and Dividend Disbursing Agent. UMB Bank, n.a., which has its principal address at 928 Grand Avenue, Kansas City, Missouri 64141, has been retained to act as
Custodian of the Funds' investments. Neither the Transfer and Dividend Disbursing Agent nor the Custodian has any part in deciding the Funds' investment policies or which securities are to be purchased or sold for the Funds' portfolios. PricewaterhouseCoopers LLP has been selected to serve as independent accountants of the Trust for the fiscal year ending August 31, 1999.

FUND PERFORMANCE

         From time-to-time, the Funds may advertise their "average annual total return" over various periods of time. An average annual total return refers to the rate of return which, if applied to an initial investment at the beginning of a stated period and compounded over the period, would result in the redeemable value of the investment at the end of the stated period assuming reinvestment of all dividends and distributions and reflecting the effect of all recurring fees. An investor's principal in the Funds and the Funds' returns are not guaranteed and will fluctuate according to market conditions. When considering "average" total return figures for periods longer than one year, you should note that the Funds' annual total return for any one year in the period might have been greater or less than the average for the entire period. The Funds also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Funds for a specific period (again reflecting changes in the Funds' share price and assuming reinvestment of dividends and distributions).

         The Funds may quote their average annual total and/or aggregate total return for various time periods in advertisements or communications to shareholders. The Funds may also compare their performance to that of other mutual funds with similar investment objectives and to stock and other relevant indices or to rankings prepared by independent services or industry publications. For example, the Funds' total returns may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Value Line Mutual Fund Survey and CDA Investment Technologies, Inc. Total return data as reported in such national financial publications as The Wall Street Journal, The New York Times, Investor's Business Daily, USA Today, Barron's, Money, and Forbes as well as in publications of a local or regional nature, may be used in comparing the Funds' performance.

         The Funds' total returns may also be compared to such indices as the Dow Jones Industrial Average, Standard & Poor's 500 Composite Index, NASDAQ Composite OTC Index or NASDAQ Industrials Index, Consumer Price Index, Russell 2000 Index, Salomon Brothers High Grade Bond Index and the Morgan Stanley Europe, Australia, Far East Index. Further information on performance measurement may be found in the Statement of Additional Information.

         Performance quotations of the Funds represent the Funds' past performance and should not be considered as representative of future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The methods used to compute the Funds' total return and yield are described in more detail in the Statement of Additional Information.

For Fund information, prices, literature, account balances and other information about your Purisima Funds account, call 1-800-841-2858.

THE PURISIMA FUNDS
P.O. Box 5354
Cincinnati, Ohio 45201-5354

                                                As filed with the Securities and
                                       Exchange Commission on September 29, 1998

                                                      Registration No. 333-09153
                                                              File No. 811-07737



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                                     Part B

                              COMBINED STATEMENT OF
                             ADDITIONAL INFORMATION

                               THE PURISIMA FUNDS

                         The Purisima Total Return Fund
                         The Purisima Pure American Fund
                         The Purisima Pure Foreign Fund













--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         THE PURISIMA TOTAL RETURN FUND
                         THE PURISIMA PURE AMERICAN FUND
                         THE PURISIMA PURE FOREIGN FUND


                       STATEMENT OF ADDITIONAL INFORMATION










         This Statement of Additional Information dated September 29, 1998, is meant to be read in conjunction with the Prospectus dated September 29, 1998 for the funds named above (collectively, the "Funds") and is incorporated by reference in its entirety into the Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Copies of the Prospectus for the Funds may be obtained by writing the Fund, P.O. Box 5354, Cincinnati, Ohio, 45201-5354, or calling 1-800-871-2665. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THE DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                TABLE OF CONTENTS


                                                                          Page
                                                                          ----


ADDITIONAL INVESTMENT INFORMATION............................................1

INVESTMENT RESTRICTIONS.....................................................10

ADDITIONAL TRUST INFORMATION................................................13

DISTRIBUTION OF SHARES......................................................19

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................20

TAXES.......................................................................22

DESCRIPTION OF SHARES.......................................................25

INDIVIDUAL RETIREMENT ACCOUNTS..............................................29

PERFORMANCE INFORMATION.....................................................29

OTHER INFORMATION...........................................................32

FINANCIAL STATEMENTS........................................................34

APPENDIX A..................................................................36

                        ADDITIONAL INVESTMENT INFORMATION

         This Statement of Additional Information relates to the following three series or mutual funds of The Purisima Funds, a Delaware business trust (the "Trust"):

                  The Purisima Total Return Fund (the "Total Return Fund"), The Purisima Pure American Fund (the "American Fund"), The Purisima Pure Foreign Fund (the "Foreign Fund")

         The investment objective of each Fund is to produce a high level of total return. Because of the risks inherent in all investments, there can be no assurance that any Fund will meet its objective. No Fund is intended by itself to constitute a balanced investment program.

         The following information supplements the investment policies of the Funds as set forth in the Prospectus. Unless specifically designated as a "fundamental" policy (which may be changed only with the approval by a majority of a Fund's outstanding shares, as defined in the Investment Company Act of
1940), all investment policies described below may be changed by the Funds' Board of Trustees without shareholder approval.

         UNITED STATES GOVERNMENT OBLIGATIONS. The Funds may invest in Treasury securities which differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

         Obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by any of the following: (a) the full faith and credit of the U.S. Treasury (for example, Ginnie Mae Certificates); (b) the right of the issuer to borrow from the Treasury (such as obligations of the Federal Home Loan Banks); (c) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (such as those issued by Fannie Mae); and (d) only the credit of the agency or instrumentality itself (such as those issued by the Student Loan Marketing Association). While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so because it is not so obligated.

         MONEY MARKET INSTRUMENTS. The Funds may invest in a variety of money market instruments for temporary defensive purposes, pending investment in other types of securities, to meet anticipated redemption requests and/or to retain the flexibility to respond promptly to changes in market and economic conditions. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are generally negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may also be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as "other borrowings" on a bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

         REPURCHASE AGREEMENTS. The Funds may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after a Fund's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Funds' custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Adviser monitors the value of the collateral at the time the agreement is entered into and at all times during the term of the repurchase agreement in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund.

         ASSET-BACKED SECURITIES. The Funds may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage pre-payments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Asset-backed securities acquired by the Funds may include collateralized mortgage obligations ("CMOs") issued by private companies.

         The Funds may  acquire  several  types of  mortgage-backed  securities, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, and CMOs, which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways. The Funds will not purchase "residual" CMO interests, which normally exhibit greater price volatility.

         There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the GNMA include GNMA Mortgage Pass- Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest by GNMA and backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the FNMA include FNMA Guaranteed Mortgage Pass- Through Certificates (also known as "Fannie Maes"), which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the discretionary authority of the U.S. Treasury to provide certain credit support. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage- related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCS"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed and do not constitute a debt or obligation of the United States or any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

         The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. In calculating the average weighted maturity of a Fund, the maturity of asset-backed securities will be based on estimates of average life.

         Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Like other fixed income securities, when interest rates rise the value of an asset- backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities.

         ZERO-COUPON, STEP-COUPON AND PAY-IN-KIND SECURITIES. The Funds may invest in zero- coupon, step-coupon, and pay-in-kind securities. These securities are debt securities that do not make regular interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of taxable zero-coupon, step-coupon, and certain pay-in-kind securities to report as interest each year the portion of the original issue discount (or deemed discount) on such securities accruing that year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), a Fund may be required to distribute a portion of such discount and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

         YIELDS AND RATINGS. The yields on certain obligations, including the money market instruments in which the Funds may invest, are dependent on a variety of factors, including general economic conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of S&P, Moody's, and other rating agencies represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities). The Board of Trustees or its delegate has the ultimate authority to determine which securities are liquid or illiquid for purposes of this limitation. Certain securities exempt from registration or issued in transactions exempt from registration ("restricted securities") under the Securities Act of 1933, as amended ("Securities Act"), that may be resold pursuant to Rule 144A or Regulation S under the Securities Act, may be considered liquid. The Trustees have delegated to the Adviser the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. Certain securities are deemed illiquid by the Securities and Exchange Commission including repurchase agreements maturing in greater than seven days and options not listed on a securities exchange or not issued by the Options Clearing Corporation. These securities will be treated as illiquid and subject to each Fund's limitation on illiquid securities.

         Restricted securities may be sold in privately negotiated or other exempt transactions, qualified non-U.S. transactions, such as under Regulation S, or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed - when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Trustees.

         If through the appreciation of illiquid securities or the depreciation of liquid securities, more than 15% of the value of a Fund's net assets are invested in illiquid assets, including restricted securities which are not readily marketable, the Fund will take such steps as it deems advisable, if any, to reduce the percentage of such securities to 15% or less of the value of its net assets.

         WARRANTS. The Funds may purchase warrants and similar rights, which are privileges issued by a corporation enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specific period of time. The purchase of warrants involves the risk that a Fund could lose the purchase price of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. No Fund will invest more than 5% of its net assets, taken at market value, in warrants. Warrants attached to other securities acquired by a Fund are not subject to this restriction.

         FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Funds may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed-delivery) basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date. The price of the underlying securities and the date when the securities will be delivered and paid for (the settlement date) are fixed when the transaction is negotiated. When-issued purchases and forward commitment transactions are normally negotiated directly with the other party. The Funds will purchase securities on a when-issued basis or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.

         When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund's custodian or subcustodian will designate liquid assets having a value (determined daily) at least equal to the amount of the Fund's purchase commitments.

         HEDGING STRATEGIES. The Funds may use various options transactions for the purpose of hedging or earning additional income. There can be no assurance that such efforts will succeed. The Funds may write (i.e., sell) call and put options, and buy put or call options. These options may relate to particular securities or stock or bond indexes and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. No Fund will purchase put and call options where the aggregate premiums on its outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written).

         Hedging instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. The use of hedging instruments is subject to applicable regulations of the Securities and Exchange

Commission, the several options exchanges upon which they are traded and various state regulatory authorities. In addition, a Fund's ability to use hedging instruments may be limited by tax considerations.

         GENERAL. The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or securities indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

         A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time (or, in some cases, on certain specified dates) prior to the expiration of the option, regardless of the market price of the security. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract.

         Securities index options are put options and call options on various securities indexes. In most respects, they are identical to listed options on common stocks or bonds. The primary difference between securities options and index options occurs when index options are exercised. In the case of securities options, the underlying security, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the securities index and the exercise price of the option expressed in dollars times a specified multiple. A securities index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the Value Line Composite Index, or a narrower market index, such as the Standard & Poor's 100. Indexes may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on securities indexes are currently traded on the following exchanges: the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange, and the Philadelphia Stock Exchange.

         A Fund's obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying instrument or liquidate the assets held as collateral until the option expires or the optioned instrument is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

         If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         CERTAIN RISKS REGARDING OPTIONS. There are a number of special risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction to not achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for various reasons, including: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         Successful use by a Fund of options on stock indexes will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Because the Funds' securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indexes. It is also possible that there may be a negative correlation between the index and a Fund's securities which would result in a loss on both such securities and the options on securities indexes acquired by the Fund.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of securities index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the securities index on which the option is based.

         There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

         COVER FOR OPTIONS POSITIONS. Transactions using options (other than options that a Fund has purchased) expose a Fund to an obligation to another party. No Fund will enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Funds will comply with Securities and Exchange Commission guidelines regarding cover for these instruments and, if the guidelines so require, designate liquid assets with their Custodian in the prescribed amount. Under current SEC guidelines, a Fund will segregate assets to cover transactions in which the Fund writes or sells options.

         Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or in segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         INVESTMENT COMPANIES. Each Fund intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (a) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole.

         CALCULATION OF PORTFOLIO TURNOVER RATE. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable a Fund to receive favorable tax treatment. The Funds are not restricted by policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions as well as market prices may dictate. It is anticipated the portfolio turnover rate for each Fund will generally not exceed 100%. However, this should not be considered as a limiting factor.

                             INVESTMENT RESTRICTIONS

         Each Fund has adopted certain investment restrictions consistent with its investment objective. The following restrictions supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment restriction states a maximum percentage of a Fund's assets that may be invested in any security or other asset, such percentage restriction will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment limitations except with respect to the Fund's restrictions on borrowings as set forth in fundamental restriction 7 below.

         No Fund's fundamental restrictions can be changed without the approval of the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund.

THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT RESTRICTIONS.

         No Fund may:

         1. Issue senior securities, except as permitted under the Investment Company Act of 1940 (the "1940 Act"); provided, however, the Fund may engage in transactions involving options, futures and options on futures contracts.

         2. Lend money or securities (except by purchasing debt securities or entering into repurchase agreements or lending portfolio securities).

         3. With respect to seventy-five percent (75%) of its total assets, purchase (a) the securities of any issuer (except securities of the U.S. government or any agency or instrumentality thereof), if such purchase would cause more than five percent (5%) of the value of the Fund's total assets to be invested in securities of any one issuer or (b) the securities of any issuer if such purchase would cause the Fund to own more than ten percent (10%) of the outstanding voting securities of any one issuer.

         4. Purchase the securities of any issuer if, as a result, 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. government securities, are in securities issued by companies primarily engaged in the same industry.

         5. Act as an underwriter or distributor of securities other than shares of the Fund except to the extent that the Fund's participation as part of a group in bidding or by bidding alone, for the purchase of permissible investments directly from an issuer or selling shareholders for the Fund's own portfolio may be deemed to be an underwriting, and except to the extent that the Fund may be deemed an underwriter under the Securities Act by virtue of disposing of portfolio securities.

         6. Purchase or sell real estate (but this shall not prevent the Fund from investing in securities that are backed by real estate or issued by companies that invest or deal in real estate or in participation interests in pools of real estate mortgage loans exclusive of investments in real estate limited partnerships).

         7. Borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes (not for leveraging) in an amount not exceeding 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33-1/3% of the Fund's total assets by reason of a decline in net asset value will be reduced within three business days to the extent necessary to comply with the 33-1/3% limitation. Transactions involving options, futures and options on futures, will not be deemed to be borrowings if properly covered by designated liquid assets where appropriate.

         8. Purchase or sell physical commodities or commodities contracts unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from engaging in transactions involving foreign currencies, futures contracts, options on futures contracts or options, or from investing in securities or other instruments backed by physical commodities).

THE FOLLOWING INVESTMENT RESTRICTIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

         No Fund may:

         1. Purchase securities of other investment companies except to the extent permitted by the 1940 Act and the rules and regulations thereunder.

         2. Make investments for the purpose of exercising control or management of any company except that the Fund or its agent may vote portfolio securities in their discretion.

         3. Acquire illiquid securities if, as a result of such investments, more than fifteen percent (15%) of the Fund's net assets (taken at market value at the time of each investment) would be invested in illiquid securities.

         4. Purchase securities on margin (except to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities) or participate in a joint trading account; provided, however, the Fund may (i) purchase or sell futures contracts and options thereon, (ii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts, (iii) write or invest in put or call options on securities and indexes, and (iv) engage in foreign currency transactions. (The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save brokerage costs or average prices among them is not deemed to result in a joint securities trading account.)

         5. Borrow money except for temporary bank borrowings (not in excess of five percent (5%) of the value of its total assets) for emergency or extraordinary purposes, or engage in reverse repurchase agreements, or pledge any of its assets except to secure borrowings and only to an extent not greater than ten percent (10%) of the value of the Fund's net assets; provided, however, the Fund may engage in transactions involving options. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

         In determining industry classification with respect to the Funds, the Adviser intends to use the industry classification titles in the Standard Industrial Classification Manual.

         A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Fund, does not exceed 10% of the value of the Fund's total assets.

                          ADDITIONAL TRUST INFORMATION

         TRUSTEES AND OFFICERS. Information regarding the Board of Trustees and officers of the Trust, including their principal business occupations during at least the last five years, is set forth below. Each Trustee who is an "interested person" of the Trust or the Adviser as defined in the 1940 Act, is indicated by an asterisk. Except where otherwise indicated, each of the individuals below has served in his or her present capacity with the Trust since July 1996. The address of each of the officers and Trustees is c/o The Purisima Funds, 13100 Skyline Blvd., Woodside, CA 94062-4547.

                            Year      Position(s) Held        Other Principal
Name                        Born      with Trust              Occupation(s) During Past Five Years
------------------------------------------------------------------------------------------------------------------------
Kenneth L.                  1950      President               Chief  Executive Officer and majority shareholder of the
Fisher*                               and Trustee             Adviser,  and has  served in such  capacities  since the
                                                              incorporation of the Adviser in 1986. Prior thereto,  he
                                                              was  the   founder   of  Fisher   Investments,   a  sole
                                                              proprietorship which commenced operations in 1978.

Sherrilyn A.                1949      Assistant               Senior Vice  President  and  Corporate  Secretary of the
Fisher                                Secretary               Adviser.  Ms.  Fisher has been  employed  by the Adviser
                                                              since 1984.

Pierson E. Clair            1948      Trustee                 President and Chief  Operating  Officer of Brown & Haley
III                                                           since  1998  (fine  confectioners);  Vice  President  of
                                                              Blummer  Chocolate  Company from 1980 to 1997,  where he
                                                              had been  employed  since 1970.  Director  of  Signature
                                                              Foods, Inc.

Bryan F. Morse              1952      Trustee                 Sole  proprietor  of Bryan F. Morse,  RIA, a  registered
                                                              investment adviser since 1990.

Grover T.                   1949      Trustee                 Attorney in private  practice  in Palo Alto,  California
Wickersham                                                    for more than six years and has been  Chairman  of Oxcal
                                                              Venture  Corporation,  a  venture  capital  fund,  since
                                                              January of 1996.  Director  of the  California  Culinary
                                                              Academy, a San Francisco-based public company engaged in
                                                              culinary  education,  since  March  of  1996.  Prior  to
                                                              entering private  practice in June of 1981,  served as a
                                                              Branch Chief of the Los Angeles  Regional  Office of the
                                                              U.S.     Securities     and     Exchange     Commission.
------------------------------------------------------------------------------------------------------------------------

         The Trustees of the Trust who are officers of the Adviser receive no remuneration from the Trust. Each of the other Trustees is paid a fee of $500 for each meeting attended and is reimbursed for the expenses of attending meetings. The table below sets forth the compensation of the Trustees for the fiscal year ended August 31, 1998. Mr. Fisher did not receive any Trustees fees.

--------
*"Interested person" of the Trust, as defined in the 1940 Act.

                               COMPENSATION TABLE


                                       Pension or Retirement                      Total
                      Aggregate        Benefits Accrued As     Estimated Annual   Compensation from
                      Compensation     Part of                 Benefits           Company
Name                  from Company     Company Expenses        Upon Retirement    Paid to Directors
----                  ------------     ----------------        ---------------    -----------------

Mr. Fisher*           $   0                   $0                      $0          $   0
Mr. Clair             $2000                   $0                      $0          $2000
Mr. Morse             $2000                   $0                      $0          $2000
Mr. Wickersham        $2500                   $0                      $0          $2500

         PRINCIPAL SHAREHOLDERS. As of August 31, 1998, the officers and trustees of the Trust owned, as a group, 4.90% of the Total Return Fund's outstanding securities. To the best knowledge of the Trust's officers, no shareholders owned 5% or more of the outstanding shares of the Total Return Fund as of August 31, 1998.

         SERVICES PROVIDED TO THE FUNDS.

         INVESTMENT ADVISER. The investment adviser to the Funds is Fisher Investments, Inc. (the "Adviser"). Mr. Kenneth L. Fisher is the founder, Chairman and Chief Executive Officer of the Adviser and is a majority shareholder of the Adviser. As such, he controls the Adviser.

         ADVISORY SERVICES FOR THE TOTAL RETURN FUND. Pursuant to the Investment Management Agreement entered into between the Trust on behalf of the Total Return Fund and the Adviser (the "Investment Management Agreement"), the Adviser determines the composition of the Fund's portfolio, the nature and timing of the changes to the Fund's portfolio, and the manner of implementing such changes ("Management Services"). Included as part of these Management Services the Adviser also (a) provides the Total Return Fund with investment advice, research and related services for the investment of its assets, subject to such directions as it may receive from the Board of Trustees; (b) pays all of the Trust's executive officers' salaries and executive expenses (if any); (c) pays all expenses incurred in performing its investment advisory duties under the Investment Management Agreement; and (d) furnishes the Fund with office space and certain administrative services. The services of the Adviser or any affiliate thereof are not deemed to be exclusive and the Adviser or any affiliate thereof may provide similar services to other series of the Trust, other investment companies and other clients, and may engage in other activities. The Total Return Fund may reimburse the Adviser (on a cost recovery basis only) for any services performed for the Fund by the Adviser outside its duties under the Investment Management Agreement.

         The Investment Management Agreement is dated as of October 25, 1996, as amended April 16, 1998. The Investment Management Agreement has an initial term of two years from the Fund's commencement of operations and thereafter is required to be approved annually by the Board of Trustees of the Trust or by vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). Each annual renewal must also be approved by the vote of a majority of the Trustees who are not parties to the Investment Management Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement was approved by the vote of a majority of the Trustees who are not parties to the Investment Management Agreement or interested persons of any such party on September 26, 1996 and by the initial shareholder of the Total Return Fund on September 26, 1996. The Investment Management Agreement is terminable with respect to the Fund without penalty on 60-days' written notice by the Trustees, by vote of a majority of the Fund's outstanding voting securities, or by the Adviser, and will terminate automatically if it is assigned (as defined in the 1940 Act).

         The Adviser voluntarily agreed to reimburse the Fund to the extent aggregate annual operating expenses exceed the expense limits stated in the Prospectus. Those limits may be terminated at any time in the Adviser's discretion upon notice to the Fund and certain of its agents. Reimbursement of expenses in excess of the applicable limitation will be paid to the Fund by reducing the Adviser's fee, subject to later adjustment. The Adviser may from time to time voluntarily absorb expenses for the Fund in addition to the reimbursement of expenses in excess of the foregoing.

         The Investment Management Agreement permits the Adviser to seek reimbursement of any reductions made to its management fee and payments made to limit expenses which are the responsibility of the Fund within the three-year period following such reduction, subject to approval by the Board of Trustees and the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations. Any such management fee or expense reimbursement will be accounted for only in the notes to the financial statements of the Fund as a contingent liability of the Fund until such time as it appears that the Fund will be able to effect such reimbursement. At such time as it appears probable that the Fund is able to effect such reimbursement, the amount of reimbursement that the Fund is able to effect will be accrued as an expense of the Fund for that current period.

         As compensation for its services, the Total Return Fund pays to the Adviser a monthly advisory fee at the annual rate specified in the Prospectus. The organizational expenses of the Total Return Fund were advanced by the Adviser and were reimbursed by the Fund. For the fiscal year ended August 31, 1998, the adviser waived its advisory fee of $128,907 and reimbursed the Total Return Fund expenses in the amount of $28,375, and for the fiscal year ended August 31, 1997, the adviser waived its advisory fee of $9,327 and reimbursed the Total Return Fund expenses in the amount of $173,958, bringing total voluntary advisory fee reductions since inception (October 28, 1996) to $138,234 and total voluntary reimbursements of Fund expenses to $202,333.

         The Investment Management Agreement provides that the Adviser shall not be liable to the Total Return Fund or its shareholders for any error of judgment or mistake of law or for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

         ADMINISTRATOR. Investment Company Administration Corporation serves as the Total Return Fund's Administrator. Pursuant to an administration agreement with the Trust on behalf of the Fund, the Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the preparation and filing of all documents required for compliance by the Trust or the Fund with applicable laws and regulations, arranging for the maintenance of books and records of the Trust and the Fund, and supervision of other organizations that provide services to the Fund. Certain junior officers of the Trust and the Fund may be provided by the Administrator. The Trust has agreed to pay the Administrator an annual fee equal to 0.10% of the first $200 million of average daily net assets of the Fund, 0.05% of the next $300 million of such net assets, and 0.03% thereafter, subject to a minimum annual fee of $40,000.

         CUSTODIAN, TRANSFER AGENT AND DIVIDEND PAYING AGENT. UMB Bank, N.A. (the "Custodian") serves as the custodian and Countrywide Fund Services, Inc. (the "Transfer Agent") serves as the transfer and dividend paying agent for the Total Return Fund. Under the terms of the respective agreements, the Custodian is responsible for the receipt and delivery of the Fund's securities and cash, and Countrywide Fund Services, Inc. is responsible for processing purchase and redemption requests for Fund shares as well as the recordkeeping of ownership of the Fund's shares, payment of dividends as declared by the Trustees and the issuance of confirmations of transactions and annual statements to shareholders. The Custodian and the Transfer Agent do not exercise any supervisory functions over the management of the Trust or the Fund or the purchase and sale of securities.

         MANAGEMENT SERVICES FOR THE AMERICAN FUND AND THE FOREIGN FUND. The Trust, on behalf of the American Fund and the Foreign Fund, has entered into a Comprehensive Management Agreement with the Adviser, dated September 29, 1998 (the "Comprehensive Management Agreement"). The fee payable to the Adviser by each of these Funds under the Comprehensive Agreement is the only fee or expense payable by the Fund for the ordinary services described below:

         (a) The Adviser provides these Funds with all Management Services as described above for the Total Return Fund.

         (b) The Adviser provides these Funds with all administrative services, primarily by retaining the Administrator to perform the same administrative services for these Funds as the Administrator performs for the Total Return Fund.

         (c) The Adviser provides these Funds with custody and transfer agency services by retaining the Custodian and Transfer Agent to perform the same services for these Funds as they perform for the Total Return Fund.

         As compensation for its services, these Funds pay to the Adviser a monthly management fee at the annual rate specified in the Prospectus.

         The Comprehensive Management Agreement is dated as of September 29, 1998. The Comprehensive Management Agreement has an initial term of two years from a Fund's commencement of operations and thereafter is required to be approved annually by the Board of Trustees of the Trust or by vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). Each annual renewal must also be approved by the vote of a majority of the Trustees who are not parties to the Comprehensive Management Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Comprehensive Management Agreement was approved by the vote of a majority of the Trustees who are not parties to the Investment Management Agreement or interested persons of any such party on July 16, 1998 and by the initial shareholder of each Fund on September 29, 1998. The Comprehensive Management Agreement is terminable with respect to a Fund without penalty on 60-days' written notice by the Trustees, by vote of a majority of the Fund's outstanding voting securities, or by the Adviser, and will terminate automatically if it is assigned (as defined in the 1940 Act).

         Because the fee paid to the Adviser under the Comprehensive Management Agreement covers all services and operating expenses ordinarily incurred by a Fund (other than brokerage commissions, dealer mark-ups, taxes, interest and extraordinary items), the Adviser has not separately agreed to reimburse or limit Fund expenses. The contractual fee paid to the Adviser effectively limits Fund operating expenses. Under the Investment Management Agreement for the Total Return Fund, the Adviser may recoup prior reductions or expense reimbursements for three years if the Total Return Fund's expenses fall below the applicable expense cap. The Comprehensive Management Agreement contains no provision for the Adviser to recoup these amounts. Instead, the Adviser would continue to receive its specified fee even if actual total fund operating expenses would be less than the contractual rate. The Adviser may potentially earn greater profits under the Comprehensive Management Agreement if assets of the Funds grow sufficiently large to reduce actual operating expenses to less than the Adviser's comprehensive fee. The Board of Trustees will consider the level of profitability of the comprehensive fee in its decision to renew the Comprehensive Management Agreement.

         As with the Investment Management Agreement, the Adviser's services to these Funds is not exclusive and the Adviser may provide similar services to other investment companies and clients.

         The Comprehensive Management Agreement provides that the Adviser shall not be liable to these Funds or their shareholders for any error of judgment or mistake of law or for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

         LEGAL COUNSEL. The validity of the shares offered by the Prospectus has been passed on by Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, California 94104.

         INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP are the independent accountants for the Funds. They are responsible for performing an audit of the Funds' year-end financial statements as well as providing accounting and tax advice to the management of the Trust. The financial statements incorporated by reference in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP given on the authority of that firm as experts in auditing and accounting.

                             DISTRIBUTION OF SHARES

         DISTRIBUTION AGREEMENT. First Fund Distributors, Inc. (the "Distributor") an affiliate of the Administrator, serves as distributor of the Funds pursuant to a Distribution Agreement with the Trust on behalf of each Fund (the "Distribution Agreement"). Shares may also be sold by authorized dealers who have entered into dealer agreements with the Distributor or the Trust. The Distribution Agreement is dated as of July 10, 1997. The Agreement has been renewed through July 10, 1999 and thereafter is required to be approved annually by the Board of Trustees of the Trust or by vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). Each annual renewal must also be approved by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, case in person at a meeting called for the purpose of voting on such approval. The Agreement was approved by the vote of a majority of the Trustees who are not parties to the Agreement or interested persons of any such party on July 16, 1998. The Agreement is terminable without penalty on 60-days' written notice by the Trustees, by vote of a majority of a Fund's outstanding voting securities, or by the Distributor, and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         SERVICE AND DISTRIBUTION PLAN (RULE 12B-1 PLAN). As set forth in the Prospectus, the Trust has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Total Return Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Fund's average daily net assets. The Plan does not apply to the American Fund or the Foreign Fund. The Adviser would make any payments for distribution of shares of these Funds out of the Adviser's own resources.

         For the fiscal years ending August 31, 1998, and 1997, the Total Return Fund paid $32,227 and $2,332, respectively, (for a total of $34,559 since inception of the Fund on October 28, 1996) in distribution expenses to the Adviser, as distribution coordinator, for advertising, printing and mailing of prospectuses to other than current shareholders and compensation to sales personnel, pursuant to the Plan.

         The Plan was adopted in anticipation that the Fund would benefit from the Plan through increased sales of shares of the Fund, thereby ultimately reducing the Fund's expense ratio and providing an asset size that allows the Adviser greater flexibility in management. The 12b-1 Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Rule 12b-1 Trustees, vote annually to continue the 12b-1 Plan. The Plan may be terminated at any time by a vote of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding shares. Any change in the Plan that would materially increase the distribution expenses of the Fund provided for in the Plan requires approval of the shareholders and the Board of Trustees, including the Rule 12b-1 Trustees.

         While the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees of the Trust who are not interested persons of the Trust. The Board of Trustees must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the officers of the Trust. All distribution fees paid by the Total Return Fund under the 12b-1 Plan will be paid in accordance with Rule 2830 of the Conduct Rules of the National Association of Securities Dealers Regulation, Inc., as such Rules may change from time to time.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees, the Adviser is primarily responsible for arranging the execution of the Funds' portfolio transactions and the allocation of brokerage activities. In arranging such transactions, the Adviser will seek to obtain best execution for the Funds, taking into account such factors as price, size of order, difficulty of execution, operational facilities of the firm involved, the firm's risk in positioning a block of securities and research, market and statistical information provided by such firm. While the Adviser generally seeks reasonable competitive commission rates, the Funds will not necessarily always receive the lowest commission available.

         The Funds have no obligation to deal with any broker or group of brokers in executing transactions in portfolio securities. Brokers who provide supplemental research, market and statistical information to the Adviser may receive orders for transactions by the Funds. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Investment Management Agreement and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Such information may be useful to the Adviser in providing services to clients other than the Funds, and not all such information may be used by the Adviser in connection with the Funds. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser in the future may effect securities transactions may be useful to the Adviser in providing services to the Funds. To the extent the Adviser receives valuable research, market and statistical information from a broker-dealer, the Adviser intends to direct orders for Fund transactions to that broker-dealer, subject to the foregoing policies, regulatory constraints, and the ability of that broker-dealer to provide competitive prices and commission rates. In accordance with the rules of the National Association of Securities Dealers, Inc., the Funds may also direct brokerage to broker-dealers who facilitate sales of the Funds' shares, subject to also obtaining best execution as described above from such broker-dealer.

         A portion of the securities in which the Funds may invest are traded in the over-the-counter markets, and the Funds intend to deal directly with the dealers who make markets in the securities involved, except as limited by applicable law and in certain circumstances where better prices and execution are available elsewhere. Securities traded through market makers may include markups or markdowns, which are generally not determinable. Under the 1940 Act, persons affiliated with the Funds are prohibited from dealing with the Funds as principal in the purchase and sale of securities except after application for and receipt of an exemptive order from the Securities and Exchange Commission. The 1940 Act restricts transactions involving the Funds and their "affiliates," including, among others, the Trust's Trustees, officers, and employees and the Adviser, and any affiliates of such affiliates. Affiliated persons of the Funds are permitted to serve as its broker in over-the-counter transactions conducted on an agency basis only.

         Investment decisions for the Funds are made independently from those of accounts advised by the Adviser or its affiliates. However, the same security may be held in the portfolios of more than one account. When two or more accounts advised by the Adviser simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated among each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large volume transactions may produce better executions and prices.

         Total brokerage commissions paid by the Total Return Fund for the year ended August 31, 1998 totaled $20,175, of which $14,319 (70.97%) was paid to firms which provided research or other services to the Adviser. Total brokerage commissions paid by the Total Return Fund for the period October 28, 1996 (inception) to August 31, 1997 totaled $2,341, of which $1,856 (79%) was paid to firms that provided research or other services to the Adviser.

                                      TAXES

         GENERAL. Each Fund believes that it has qualified (or will qualify) for tax treatment as regulated investment company ("RIC") under Subchapter M of the Code for its fiscal year, and intends to be able to continue to so qualify. In order to do so, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and must meet several additional requirements:
(1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items (including receivables), U.S. government securities, securities of other RICs, and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

         Dividends and other distributions declared by the Funds in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Funds and received by the shareholders on December 31 of that year if the distributions are paid by the Funds during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

         The Funds may invest in securities of foreign issuers, forward contracts and options. These investments involve complex rules to determine the character and timing of recognition of income received in connection therewith by the Funds.

         Any gain or loss realized by a Fund upon the expiration or sale of options held by it generally will be capital gain or loss. Expiration of a call option written by a Fund will result in short-term capital gain. Any security, option, or other position entered into or held by a Fund that substantially diminishes its risk of loss from any other position held by the Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to a Fund that may mitigate the effects of the straddle rules.

         Certain options (including options on a broad-based index, such as the Standard & Poor's 500 index) and forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term gain or loss.

         Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency- denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60/40 rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of the Fund's gain or loss on the sale or other disposition of securities of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code, rather than capital gain or loss.

         A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional Fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, that portion of dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject to the alternative minimum tax. In addition, availability of the deduction is subject to certain holding period and debt-financing limitations.

         All or a portion of a loss realized upon the sale or redemption of shares of a Fund may be disallowed to the extent shares of the Fund are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable dividend or capital gain distribution.

         A Fund will be subject to a nondeductible 4% excise tax on net income to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

         FOREIGN TAXES. Dividends and interest received by a Fund may be subject to income, withholding, or other taxes imposed by foreign countries that would reduce the yield on the Fund's portfolio securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by it. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to
(1) include in gross income, and treat as paid by him or her, his or her proportionate share of those taxes, (2) treat his or her share of those taxes and of any dividend paid by the Fund that represents income from foreign sources as his or her own income from those sources, and (3) either deduct the taxes deemed paid by him or her in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. A Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's income from sources within, and taxes paid to, foreign countries if it makes this election.

         PASSIVE FOREIGN INVESTMENT COMPANIES. If a Fund acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as sources that produce interest, dividends, rental, royalty or capital gain income) or hold at least 50% of their assets in such passive sources ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gains from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such tax. In some cases, elections may be available that would ameliorate these adverse tax consequences, but such elections would require the Fund to include certain amounts as income or gain (subject to the distribution requirements described above) without a concurrent receipt of cash and could result in the conversion of capital gain to ordinary income. A Fund may limit its investments in passive foreign investment companies or dispose of such investments if potential adverse tax consequences are deemed material in particular situations. Because it is not always possible to identify a foreign issuer as a passive foreign investment company in advance of making the investment, a Fund may incur the tax in some instances.

         NON-U.S. SHAREHOLDERS. Distributions of net investment income by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") will be subject to U.S. withholding tax at a rate of 30% (or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business" and the foreign shareholder provides the Fund with the certification required by the IRS to that effect, in which case the reporting and withholding requirements applicable to domestic taxpayers will apply. Distributions of net capital gain to a foreign shareholder generally are not subject to withholding.

         The foregoing is a general and abbreviated summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders and is based on current provisions of the Code and applicable Treasury Regulations, which are subject to change (possibly on a retroactive basis). Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from the Funds.

         The foregoing discussion and the related discussion in the Prospectus has been prepared by the management of the Funds, and does not purport to be a complete description of all tax implications of an investment in the Funds. Paul, Hastings, Janofsky & Walker LLP, legal counsel to the Funds, has expressed no opinion in respect thereof. Shareholders should consult their own advisers concerning the application of federal, state and local tax to their particular situations.

                              DESCRIPTION OF SHARES

         The Trust Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series or classes representing interests in different investment portfolios. The Trust may hereafter create series in addition to the Funds. Under the terms of the Trust Agreement, each share of a Fund has a par value of $0.01, represents a proportionate interest in the Fund with each other share of its class and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. Upon any liquidation of a Fund, shareholders are entitled to share in the net assets of the Fund available for distribution. Shares do not have any preemptive or conversion rights. The right of redemption is described in the Prospectus. Pursuant to the terms of the 1940 Act, the right of a shareholder to redeem shares and the date of payment by a Fund may be suspended for more than seven days (a) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Fund normally utilizes is closed or is restricted as determined by the Securities and Exchange Commission, (b) during any emergency, as determined by the Securities and Exchange Commission, as a result of which it is not reasonably practicable for the Fund to dispose of instruments owned by it or fairly to determine the value of its net assets, or
(c) for such other period as the Securities and Exchange Commission may by order permit for the protection of the shareholders of the Fund. The Trust may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions. In addition, the Trust reserves the right to adopt, by action of the Trustees, a policy pursuant to which it may, without shareholder approval, redeem all of a shareholder's shares (a) if such shares have an aggregate value below a designated amount, (b) to the extent that such shareholder owns shares equal to or in excess of a percentage of the outstanding shares determined from time to time by the Trustees,

(c) to the extent that such shareholder owns shares equal to or in excess of a percentage, determined from time to time by the Trustees, of the outstanding shares of the Trust, or (d) if the Trustees determine that it is not practical, efficient or advisable to continue the operation of a Fund and that any applicable requirements of the 1940 Act have been met. Shares when issued as described in the Prospectus are validly issued, fully paid and nonassessable.

         If additional funds are created, the proceeds received by each fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that fund. The underlying assets of each fund will be segregated on the books of accounts, and will be charged with the liabilities in respect to that fund and with a share of the general liabilities of the Trust. Expenses with respect to the portfolios of the Trust will normally be allocated in proportion to the net asset value of the respective portfolios except where allocations of direct expenses can otherwise be fairly made.

         Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interest of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, Rule 18f-2 also provides that the ratification of the appointment of independent accountants, the approval of the principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular investment portfolio.

         The term "majority of the outstanding shares" of either the Trust or a particular fund or investment portfolio means the vote of the lesser of (i) 67% or more of the shares of the Trust or such fund or portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or such fund or portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Trust or such fund or portfolio.

         As a general matter, the Trust does not hold annual or other meetings of shareholders. This is because the Trust Agreement provides for shareholders voting only for the election or removal of one or more Trustees, if a meeting is called for that purpose, and for certain other designated matters. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such

Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the holders of two-thirds of the shares.

         Under Delaware law, shareholders of the Trust are not generally personally liable for obligations of the Trust. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. However, no similar statutory or other authority limiting business trust shareholder liability exists in many states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts in such other states, the courts may not apply Delaware law and may thereby subject the Trust's shareholders to liability. To guard against this risk, the Trust Agreement (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and will require that notice of such disclaimer be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees and (ii) provides for indemnification out of the property of the Trust of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a Trust shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations.

         The Trust Agreement provides that each Trustee of the Trust will be liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustees ("disabling conduct"), and for nothing else, and will not be liable for errors of judgment or mistakes of fact or law. The Trust Agreement provides further that the Trust will indemnify Trustees and officers of the Trust against liabilities and expenses incurred in connection with litigation and other proceedings in which they may be involved (or with which they may be threatened) by reason of their positions with the Trust, except that no Trustee or officer will be indemnified against any liability to the Trust or its shareholders to which he would otherwise be subject by reason of disabling conduct.

         The Trust Agreement provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

         The Trust Agreement also contains procedures for the removal of Trustees by its shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast thereon, remove any Trustee or Trustees from office and may elect a successor or successors to fill any resulting vacancies for unexpired terms of removed Trustees.

         Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Trust shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any Trustee. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Trust's Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to submit a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

         If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

         After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the Board of Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material of all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

                         INDIVIDUAL RETIREMENT ACCOUNTS

         Individuals who receive compensation or earned income, even if they are active participants in a qualified retirement plan (or certain similar retirement plans), may establish their own tax-sheltered Individual Retirement Account ("IRA"). The Funds offer a prototype IRA plan which may be adopted by individuals for rollovers from existing IRAs or retirement plans.

There is currently no charge for establishing an IRA account, although there is an annual maintenance fee. Earnings on amounts held in an IRA are not taxed until withdrawal.

         A description of applicable service fees and certain limitations on contributions and withdrawals, as well as application forms, are available from the transfer agent upon request at 1- 800-841-2858. The IRA documents contain a disclosure statement which the Internal Revenue Service requires to be furnished to individuals who are considering adopting an IRA. Because a retirement program involves commitments covering future years, it is important that the investment objective of the Fund be consistent with the participant's retirement objectives. Premature withdrawals from a retirement plan will result in adverse tax consequences. Consultation with a competent financial and tax adviser regarding the foregoing retirement plans is recommended.

                             PERFORMANCE INFORMATION

         The Funds may from time to time advertise performance data such as "average annual total return" and "total return." To facilitate the comparability of historical performance data from one mutual fund to another, the SEC has developed guidelines for the calculation of average annual total return.

         The average annual total return for a Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. This calculation can be expressed as follows:

         P(1 + T)N = ERV

         Where: T = average annual total return.

         ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

         P = hypothetical initial payment of $1,000.

         N = period covered by the computation, expressed in terms of years.

         Total return performance for a specific period is calculated by first taking an investment ("initial investment") in a Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by a Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the investment over the period or as a cumulative total return which represents the change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount.

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

         A Fund's performance figures will be based upon historical results and will not necessarily be indicative of future performance. A Fund's returns and net asset value will fluctuate and the net asset value of shares when sold may be more or less than their original cost. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section. The Funds' average annual return for the relevant periods is shown below:

                                                       Inception*
                               Year ended               through
Fund                        August 31, 1998         August 31, 1998
----                        ---------------         ---------------
Total Return Fund                5.26%                   24.94%
American Fund                     N/A                     N/A
Foreign Fund                      N/A                     N/A

*Inception for the Total Return Fund was October 28, 1996.

         From time to time, in marketing and other literature, a Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objective and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. A Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

         A Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute or necessarily predictive of future performance.

         Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Funds, including reprints of or selections from editorials or articles about a Fund. Sources for Fund performance and articles about the Funds may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's and a variety of investment newsletters.

         A Fund may compare its performance to a wide variety of indices and measures of inflation including the Standard & Poor's Index of 500 Stocks and the NASDAQ Over-the- Counter Composite Index. There are differences and similarities between the investments that a Fund may purchase for its portfolios and the investments measured by these indices.

         Occasionally statistics may be used to specify a Fund's volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

         Marketing and other Trust literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares a Fund to other funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare a fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         The Funds may include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of the Funds, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements or communications to investors may summarize the substance of information contained in shareholder reports (including the investment composition of the Funds), as well as the views of the Adviser as to current market, economic, trade and interest rate investment strategies and related matters believed to be of relevance to the Funds. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Funds. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail.

                                OTHER INFORMATION

         As set forth in the Prospectus, the net asset value of each Fund will be determined as of the close of trading on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Martin Luther King Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the following Monday unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

         Shares of the Funds may be exchanged for shares of the Countrywide Money Market Fund as provided in the Prospectus. Countrywide Fund Services, Inc., the Funds' transfer agent, receives a service fee from the Money Market Fund at the annual rate of 0.25 of 1% of the average daily net asset value of the shares of the Fund exchanged into the Money Market Fund.

         With respect to the management of domestic equity securities, the Adviser believes a significant portion of the return is derived from a weighted exposure to the market's styles. Style is defined as the combination of market capitalization size (i.e., big, mid, and small cap) and valuation (low/"value" or high/"growth"). The resulting six styles are:


        ----------------------------------------------------

M                 BIG CAP                  BIG CAP
A                  VALUE                   GROWTH
R
K       ----------------------------------------------------
E
T                 MID-CAP                  MID-CAP
                   VALUE                   GROWTH

        ----------------------------------------------------
C
A                SMALL CAP                SMALL CAP
P                  VALUE                   GROWTH

        ----------------------------------------------------
                             VALUATION

         The Adviser believes that for extended periods, the market has favored one style over the others. This favoritism has rotated, with all styles leading (and lagging) at some time. The Adviser also believes that this observation may be more important in achieving investment returns than individual stock or manager selection.

         In seeking to achieve a Fund's investment objective, the Adviser utilizes "exclusionary" management. This means deciding what not to own -- or what styles to avoid. In contrast, many investors utilize "inclusionary" management -- deciding what to own in the equity universe. The Adviser seeks a high level of total return by seeking to avoid the worst styles and owning the rest. By avoiding the worst performing parts of the market, the Adviser seeks relatively lower volatility in investment returns than the broad market as a whole because in the Adviser's experience the most out-of-phase styles typically have the highest volatility (standard deviation). In an attempt to replicate the performance of each style, the Adviser uses semi-passive emulation, i.e., the Adviser purchases a basket of quantitatively chosen stocks optimized to the style's characteristics.

         Mr. Kenneth L. Fisher is the portfolio manager of the Funds. He is primarily known to the public through his writing. He has written the Portfolio Strategy column in Forbes magazine since 1984. His writings include three books, "Super Stocks," a tutorial on fundamental stock research published in 1984, "The Wall Street Waltz," a financial overview and historical lessons through 90 visualizations published in 1987, and "100 Minds that Made the Market," a set of 100 cameo biographies of pioneers of American finance published in 1993. His writings have been published widely and he has been interviewed by numerous financial publications and programs. The Funds may refer to this information in their marketing materials.

         The Automatic Investing Plan permits an investor to use "Dollar Cost Averaging" in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in shares of a Fund at predetermined intervals. This may help investors reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his shares at a price which is lower than their purchase price. An investor may want to consider his or her financial ability to continue purchases through periods of low price levels.

         It is possible that conditions may exist in the future which would, in the opinion of the Board of Trustees, make it undesirable for a Fund to pay for redemptions in cash. In such cases the Board may authorize payment to be made in portfolio securities of the Fund. However, each Fund has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities generally will incur brokerage costs when selling such securities.

         Payment for shares of a Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment, contact the Transfer Agent. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning certain tax matters relating to the securities. Payment for shares of a Fund in the form of securities will generally be treated as a taxable sale of such securities by the shareholder.

                              FINANCIAL STATEMENTS

         Audited financial statements for the relevant periods ending August 31, 1998, for the Total Return Fund, as contained in the Annual Report to Shareholders of that Fund for the fiscal year ended August 31, 1998 (the "Report"), are incorporated herein by reference to the Report.

         Copies of the Report are available, upon request and without charge, by calling the Funds at (800) 841-2858, or by writing to the following address: The Purisima Funds, 13100 Skyline Blvd., Woodside, CA 94062-4547.

         The Prospectus and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the Securities and Exchange Commission under the Securities Act with respect to the securities offered by the Fund's Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information, pursuant to the rules and regulations of the Securities and Exchange Commission. The Registration Statement including the exhibits filed therewith may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

         Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for commercial paper in which the Fund may invest:

         "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

         "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper in which the Funds may invest:

         "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following capacities: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         The three rating categories of Duff & Phelps for investment grade commercial paper are "Duff 1," "Duff 2" and "Duff 3." Duff & Phelps employs three designations, "Duff 1+," "Duff 1" and "Duff 1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper in which the Fund may invest:

         "Duff 1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         "Duff 1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         "Duff 1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         "Duff 2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding need may enlarge total financing requirements, access to capital markets is good.

         Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The highest rating category of Fitch for short-term obligations is "F-1." Fitch employs two designations, "F-1+" and "F-1," within the highest category. The following summarizes the rating categories used by Fitch for short-term obligations in which the Funds may invest:

         "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

         Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by a bank holding company or an entity within the holding company structure. The following summarizes the ratings used by Thomson BankWatch in which the Fund may invest:

         "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

         "TBW-2" - this designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

         IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings in which the Fund may invest:

         "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

         "A2" - Obligations are supported by a good capacity for timely repayment.

CORPORATE LONG-TERM INVESTMENT GRADE DEBT RATINGS

STANDARD & POOR'S INVESTMENT GRADE DEBT RATINGS

         A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

         The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

         The  ratings  are  based,   in  varying   degrees,   on  the  following
considerations:

         1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         2.       Nature of and provisions of the obligation.

         3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA - Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


MOODY'S LONG-TERM INVESTMENT GRADE DEBT RATINGS

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated 'Aa' are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A - Bonds which are rated 'A' possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa - Bonds which are rated 'Baa' are considered as medium-grade obligations (i.e, they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

FITCH INVESTORS SERVICE, INC. INVESTMENT GRADE BOND RATINGS

         Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch  ratings  do not  reflect  any  credit  enhancement  that  may be
provided  by  insurance  policies  or  financial   guaranties  unless  otherwise
indicated.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA.' Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated 'F-1+.'

         A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.


         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk. Moreover, the character of the risk factor varies from industry to industry and between corporate, health care and municipal obligations.


DUFF & PHELPS, INC. LONG-TERM INVESTMENT GRADE DEBT RATINGS

      These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

      Each rating also takes into account the legal form of the security (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

      The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of 'BBB-' and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities.

Rating
Scale          Definition
--------------------------------------------------------------------------------
AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

--------------------------------------------------------------------------------
AA+ High credit quality. Protection factors are strong. Risk is modest, but may vary
AA       slightly from time to time because of economic conditions.
AA-

--------------------------------------------------------------------------------
A+       Protection factors are average but adequate.  However, risk factors are
A        more variable and greater in periods of economic areas.
A-

--------------------------------------------------------------------------------

                                       As filed with the Securities and Exchange
                                                Commission on September 29, 1998

                                                      Registration No. 333-09153
                                                              File No. 811-07737



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------











                                     Part C

                                       of

                                    Form N-1A

                             REGISTRATION STATEMENT



                               THE PURISIMA FUNDS









--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               THE PURISIMA FUNDS

                            PART C. OTHER INFORMATION

Item 24.          FINANCIAL STATEMENTS AND EXHIBITS.

         (a)      Financial  Statements  included  as a part of this  Registrant
                  Statement

                  1.       Included  in Part A of this  Registration  Statement:
                           Financial Highlights for the period October 28, 1996 (Inception) to August 31, 1998.

                  2        Included  in Part B of this  Registration  Statement:
                           Schedule of Investments as of August 31, 1998; Statement of Assets and Liabilities as of August 31, 1998; Statement of Changes in Net Assets for the period October 28, 1996 (Inception) to August 31, 1997 and the year ended August 31, 1998; Statement of Operations for the year ended August 31, 1998; Financial Highlights for the period October 28, 1996 (Inception) to August 31, 1997 and the year ended August 31, 1998; related notes; and the Report of Independent Accountants for The Purisima Total Return Fund (the "Fund") dated September 29, 1998 are incorporated by reference to the Annual Report to Shareholders of the Fund for the period October 28, 1996 (Inception) to August 31, 1998.

         (b)      Exhibits


                  1.1 Certificate of Trust (filed with the Fund's initial registration statement on Form N-1A dated April 28,
                           1996)

                  1.2      Registrant's   Agreement  and  Declaration  of  Trust
                           (filed with the Fund's initial registration statement on Form N-1A dated April 28, 1996)

                  2. Registrant's By-Laws (filed with the Fund's initial registration statement on Form N-1A dated April 28,
                           1996)

                  3.       None.

                  4.       None.

                  5.1      Investment   Management   Agreement  by  and  between
                           Registrant on behalf of the Fund and Fisher Investments, Inc. (filed with the Fund's initial registration statement on Form N-1A dated April 28,
                           1996)

                  5.2 Form of Comprehensive Management Agreement by and between Registrant on behalf of the Fund and Fisher Investments, Inc. (filed herewith)

                  6.1 Distribution Agreement by and between Registrant and Sunstone Financial Group, Inc. (filed with the Fund's Pre-Effective Amendment No. 1 on November 5, 1996)

                  6.2 Distribution Agreement by and between Registrant and Sunstone Distribution Services, LLC (filed with the Fund's Post Effective Amendment No. 1 on April 28,
                           1997)

                  6.3 Distribution Agreement by and between Registrant and First Fund Distributors, Inc. - filed with the Fund's Post Effective Amendment No. 3 November 14, 1997

                  7.       None.

                  8. Custodian Agreement by and between Registrant and UMB Bank, N.A. (filed with the Fund's initial registration statement on Form N-1A dated April 28,
                           1996)

                  9.1 Administration and Fund Accounting Agreement by and between Registrant and Sunstone Financial Group, Inc. (filed with the Fund's Post Effective Amendment No. 1 on April 28, 1997)

                  9.2 Transfer Agency Agreement by and between Registrant and Sunstone Investor Services, LLC (filed with the Fund's Post Effective Amendment No. 1 on April 28,
                           1997)

                  9.3 Administration Agreement by and between Registrant and Investment Company Administration Corporation (filed with the Fund's Post Effective Amendment No. 3 on November 14, 1997)

                  9.4 Transfer Agency Agreement by and between Registrant and Countrywide Fund Services, Inc. (filed with the Fund's Post Effective Amendment No. 3 on November 14,
                           1997)

                  9.5 Fund Accounting Agreement by and between Registrant and Countrywide Fund Services, Inc. (filed with the Fund's Post Effective Amendment No. 3 on November 14,
                           1997)

                  10.1 Legal Opinion of Heller Ehrman White & McAuliffe, former counsel for Registrant (filed with the Fund's initial registration statement on Form N-1A dated April 28, 1996)

                  10.2 Legal Opinion of Paul, Hastings, Janofsky & Walker LLP (filed herewith)


                  11.      Consent of Independent Accountants (filed herewith)

                  12.      None.

                  13.1 Subscription Agreement (filed with the Fund's initial registration statement on Form N- 1A dated April 28,
                           1997)

                  13.2 Organizational Expense Agreement (filed with the Fund's initial registration statement on Form N-1A dated April 28, 1996)

                  13.3 Individual Retirement Custodial Account Agreement and Disclosure Statement (filed with the Fund's initial registration statement on Form N-1A dated April 28,
                           1996)

                  14 Registrant's Service and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (filed with the Fund's initial registration statement on Form N- 1A dated April 28, 1996)

                  15 Computation of Performance Figures (filed with the Fund's Post Effective Amendment No. 3 on November 14,
                           1997)

                  16       Financial Data Schedules (filed herewith)

                  17       Power of Attorney (filed herewith)

Item 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Registrant neither controls any person nor is under common control with any other person.


Item 26.          NUMBER OF HOLDERS OF SECURITIES.

                                                   Number of Record
                  Title of Class                   Holders as of August 31, 1998
                  --------------                   -----------------------------


                  Purisima Total Return Fund       432
                  $0.01 Par Value

Item 27.          INDEMNIFICATION.

Registrant's Board of Trustees has adopted the following By-law provisions which are in full force and effect and have not been modified or cancelled:


ARTICLE VI
INDEMNIFICATION OF TRUSTEES OFFICERS
EMPLOYEES AND OTHER AGENTS

     Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation that was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes, without limitation, attorney's fees and any expenses of establishing a right to indemnification under this Article.

     Section 2. ACTIONS OTHER THAN BY TRUST. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his or her official capacity as a Trustee of the Trust, that his or her conduct was in the Trust's best interests, and (b) in all other cases, that his or her conduct was at least not opposed to the Trust's best interests, and (c) in the case of a criminal proceeding that he or she had no reasonable cause to believe the conduct of that person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interest of the Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     Section 3. ACTIONS BY THE TRUST. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with the Trust.

No indemnification shall be made under Sections 2 or 3 of this Article:


         (a) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him or her, whether or not the benefit resulted from an action taken in the person's official capacity; or

         (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

         (c) Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action that is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

     Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of the Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that, based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

     Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

         (a) a majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

         (b) a written opinion by an independent legal counsel.

     Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by the Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts, that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must conform to the standards set forth in Section 6 of this Article for determining that the indemnification is permissible.

     Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of the Trust or any subsidiary hereof may be entitled by contract or otherwise.

     Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

         (a) that it would be inconsistent with a provision of the Trust's Agreement and Declaration of Trust, a resolution of the shareholders of the Trust, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

         (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

     Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of the Trust to purchase such insurance, the Trust shall purchase and maintain insurance on behalf of any agent of the Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that the Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Trust's Agreement and Declaration of Trust.


     Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article VI does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of the Trust as defined in Section 1 of this Article VI. Nothing contained in this Article VI shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article VI.

Insofar as indemnification for liability rising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Section 11 of the Investment Management Agreement between the Registrant and the Adviser provides for indemnification of the Adviser in connection with certain claims and liabilities to which the Adviser, in its capacity as the Registrant's investment adviser, may be subject. A copy of the Investment Management Agreement is incorporated by reference as Exhibit 5.

Item 28.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Fisher Investments, Inc., Registrant's investment adviser, provides investment advisory services for large corporations, pension plans, endowments, foundations, governmental agencies and individuals. Set forth below is additional biograhpical information and a description of any company with which the officers and directors of Fisher Investments, Inc. have been engaged at any time since June 1, 1994 in the capacity of director, officer, employee, partner or trustee:

Kenneth L. Fisher is the Chief Executive Officer of Fisher Investments, Inc. and Chairman of its Investment Policy Committee. Mr. Fisher makes investment policy and tactical investment decisions. Since July 1984, Mr. Fisher has written a monthly column for Forbes magazine. Mr. Fisher has operated the Adviser (including its predecessor) since 1979.

Jeffrey L. Silk is the Director of Operations, Senior Vice President and member of the Investment Policy Committee of Fisher Investments, Inc. He is responsible for overseeing the day to day activities of the trading and operations group as well as development of statistical databases used for screening equity and fixed income securities. He has been employed by the Adviser since 1983.

Sherrilyn A. Fisher is Senior Vice President and Corporate Secretary of the Adviser. Her chief responsibilities are the overview of all activities involving maintenance of the office and its facilities. Ms. Fisher has been employed by the Adviser since 1984.

Item 29.          PRINCIPAL UNDERWRITERS.

         (a) First Fund Distributors, Inc. currently serves as distributor of the shares of:

                  Advisors Series Trust
                           Al Frank Fund (The)
                           American Trust Allegiance Fund
                           Avatar Advantage Balanced Fund (The)
                           Avatar Advantage Equity Allocation Fund (The) Avatar Advantage Int'lEquity Allocation Fund (The) Chase Growth Fund
                           Edgar Lomax Value Fund
                           Information  Tech 100 Mutual Fund
                           Kaminski Poland Fund
                           Rockhaven Fund
                           Rockhaven Premier Dividend Fund
                           Van Deventer & Hoch American Value Fund
                  RNC Mutual Fund Group, Inc.
                  PIC Investment Trust
                  Professionally Managed Portfolios
                           Academy Value Fund
                           Avondale Total Return Fund
                           Boston Balanced Fund
                           Osterweis Fund
                           Perkins Discovery Fund
                           Perkins Opportunity Fund
                           ProConscience Women's Equity Mutual Fund
                           Trent Equity Fund
                           Leonetti Balanced Fund
                           Lighthouse Contrarian Fund
                           U.S. Global Leaders Growth Fund
                           Harris Bretall Sullivan & Smith Growth Equity Fund Pzena Focused Value Fund
                           Titan Financial Services Fund
                           PGP Korea Growth Fund
                           PGP Asia Growth Fund
                  Guinness Flight Investment Funds
                  Jurika & Voyles Fund Group
                  Masters Select Investment Trust
                  Kayne Anderson Mutual Funds
                  O'Shaughnessy Funds, Inc.
                  Fleming Capital Mutual Fund Group, Inc.
                  Fremont Mutual Funds, Inc.
                  Rainier Investment Management Mutual Funds
                  The Purisima Funds
                  UBS Private Investor Funds
                  Brandes Investment Funds

         (b.) The officers of First Fund Distributors, Inc. are:

                   Robert H. Wadsworth          President and Treasurer
                   Eric Banhazl                 Vice President
                   Steven J. Paggioli           Vice President and Secretary

Each officer's business address with the Distributor is 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018.

Item 30.          LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Registrant, at Registrant's corporate offices, except (1) records held and maintained by relating to its functions as custodian and (2) records held and maintained by Sunstone Financial Group, Inc. and Sunstone Investor Services, LLC, 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin, 53202, relating to its functions as administrator, fund accountant and transfer agent up to August 31, 1997. Subsequent to August 31, 1997, Investment Company Administration Corporation replaced Sunstone Financial Group, Inc. as administrator and Countrywide Fund Services, Inc. as fund accountant and transfer agent. The address for Investment Administration Corporation is 2020 E. Financial Way, Suite 100, Glendora, CA 91741.

Item 31.          MANAGEMENT SERVICES.

All  management-related   service  contracts  entered  into  by  Registrant  are
discussed in Parts A and B of this Registration Statement.

Item 32.          UNDERTAKINGS.

         (a) Registrant undertakes to provide its Annual Report upon request without charge to any recipient of a Prospectus.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Woodside, State of California, on the 29th day of September, 1998.


                               THE PURISIMA FUNDS
                               (Registrant)


                               By: /s/ Kenneth L. Fisher
                               ---------------------------------
                               Kenneth L. Fisher
                               President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A has been signed below by the following person in the capacities and on the date indicated.


Name                                     Title                              Date
------------------                       ----------------------             -------------


   /s/ Kenneth L. Fisher                 President; Trustee (principal      September 29, 1998
---------------------------------        executive officer; principal
       Kenneth L. Fisher                 financial and accounting officer)



   /s/ BRYAN F. MORSE*                   Trustee                            September 29, 1998
---------------------------------
       Bryan F. Morse



   /s/ GROVER T. WICKERSHAM*             Trustee                            September 29, 1998
-----------------------------
       Grover T. Wickersham



   /s/ PIERSON E. CLAIR, III*            Trustee                            September 29,  1998
---------------------------------
       Pierson E. Clair, III


*By: /s/ Kenneth L. Fisher
 --------------------------------------
   Kenneth L. Fisher, Attorney-In-Fact
    Pursuant to Power of Attorney as filed with
    post-effective amendment No. 5

                                       As filed with the Securities and Exchange
                                                Commission on September 29, 1998

                                                      Registration No. 333-09153
                                                              File No. 811-07737

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549




                                   EXHIBITS TO
                                    FORM N-1A



             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 5

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 6


                               THE PURISIMA FUNDS
               (Exact name of registrant as specified in charter)

                             13100 Skyline Boulevard
                         Woodside, California 94062-4547
                    (Address of principal executive offices)
       Registrant's telephone number, including area code: (650) 851-7925



                          Exhibits 5, 10, 11, 16 and 17

                                INDEX TO EXHIBITS



Exhibit Number            Exhibit
--------------            -------

    (5.2)                 FORM OF Comprehensive Management Agreement

    (10.2)                Legal Opinion of Paul, Hastings, Janofsky & Walker LLP

    (11)                  Consent of Price Waterhouse LLP

    (16)                  Financial Data Schedules

    (17)                  Power of Attorney